As filed with the Securities and Exchange Commission  on    December 27,
1996

								Registration No. 33-2627
								811-4551

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

[  ] Pre-Effective Amendment No.
[X] Post-Effective Amendment No.		    36

REGISTRATION STATEMENT UNDER THE INVESTMENT
           COMPANY ACT OF 1940, as amended

Amendment No.     37  [X]

SMITH BARNEY EQUITY FUNDS
(Exact name of Registrant as Specified in Charter)

Area Code and Telephone Number: (212) 723-9218

388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices)  (Zip Code)

Christina T. Sydor
Secretary
388 Greenwich Street New York, New York  10013
(Name and Address of Agent for Service)

copies to:

Burton M. Leibert, Esq.
Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, NY  10022

It is proposed that this filing become effective:

____	Immediately upon filing pursuant to Rule 485(b)
         	on _______ pursuant to Rule 485(b)
    X    	60 days after filing pursuant to Rule 485(a)
____ 	on -------------- pursuant to Rule 485(a)

The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended January 31, 1996 was filed on March 29, 1996.


 SMITH BARNEY EQUITY FUNDS

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover

Contents Page

Cross-Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page




	SMITH BARNEY EQUITY FUNDS

	FORM  N-1A CROSS REFERENCE SHEET
	Pursuant to Rule 495(a) Under the Securities Act of 1933, as amended


Part A
Item No							Prospectus Caption


1.	Cover Page					Cover Page

2.	Synopsis					Prospectus Summary

3.	Condensed Financial Information			Financial
Highlights;

4.	General Description of Registrant			Cover Page;
Prospectus Summary;
							Investment Objective and
Management
							Policies; Distributor;
Additional
							Information

5.	Management of the Fund				Prospectus Summary;
Management of
							the Trust and the Fund;
Distributor;
							Additional Information

6.	Capital Stock and Other Securities			Investment
Objective and Management
							Policies; Dividends,
Distributions
							and Taxes; Additional
Information

7.	Purchase of Securities Being Offered		Valuation of
Shares; Purchase of
							Shares; Exchange Privilege;
Redemption
							of Shares; Minimum Account
Size;
							Distributor; Additional
Information

8.	Redemption or Repurchase of Shares		Purchase of Shares;
Redemption of 								Shares;
Exchange Privilege

9.	Pending Legal Proceedings			Not Applicable


Part B 							Statement of Additional
Item No.						Information Caption


10.	Cover Page					Cover page

11.	Table of Contents				Contents

12.	General Information and History			Distributor;
Additional Information

13.	Investment Objectives and Policies			Investment
Objectives and Management
							Policies

14.	Management of the Fund				Management of the Trust
and the Funds;
							Distributor

15.	Control Persons and Principal			Management of the Trust
and the Funds
	Holders of Securities

16.	Investment Advisory and Other Services		Management of the
Trust and the Funds;
							Distributor

17.	Brokerage Allocation				Investment Objectives
and Management
							Policies; Distributor

18.	Capital Stock and Other Securities			Investment
Objectives and Management
							Policies; Purchase of Shares;
							Redemption of Shares; Taxes

19.	Purchase, Redemption and Pricing			Purchase of
Shares; Redemption of
	of Securities Being Offered			Shares; Valuation of
Shares; Distributor;
							Exchange Privilege

20.	Tax Status					Taxes

21.	Underwriters					Distributor

22.	Calculation of Performance Data			Performance Data

23.	Financial Statements				Financial Statements



	SMITH BARNEY EQUITY FUNDS
	PART A




                                   PROSPECTUS



Concert Social

Awareness

Fund

                                                               FEBRUARY
__, 1997

                                                   Prospectus begins on
page one

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

Concert Social Awareness Fund

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Prospectus                                                     February
__, 1997
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     388 Greenwich Street
     New York, New York 10013
     (212) 723-9218


     Concert Social Awareness Fund (the "Fund") seeks high total return consisting of capital appreciation and current income by investing in a combination of equity and fixed-income securities of issuers who demonstrate a positive awareness of their impact on the society within which they operate.


     The Fund is one of a number of funds, each having distinct investment objectives and policies, making up Smith Barney Equity Funds (the
"Trust"). The
Trust is an open-end management investment company commonly referred to as a mutual fund.

     This Prospectus sets forth concisely certain information about the Fund and the Trust, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision.
Investors are encouraged to read this Prospectus carefully and retain it for future reference. Shares of the other funds offered by the Trust are described in separate prospectuses that may be obtained by calling the Trust at the telephone number set forth above or by contacting a Smith Barney Financial
Consultant.

     Additional information about the Fund and the Trust is contained in a
Statement of Additional Information dated February __, 1997, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange
Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

Smith Barney Inc.
Distributor

Smith Barney Strategy Advisers Inc.
Investment Adviser

Smith Barney Mutual Funds Management Inc.
Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A
CRIMINAL OFFENSE.



1
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Concert Social Awareness Fund

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Table of Contents
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Prospectus Summary
3
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Financial Highlights
10
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Investment Objective and Management Policies
14
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Valuation of Shares
25
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Dividends, Distributions and Taxes
25
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Purchase of Shares
26
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Exchange Privilege
37
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Redemption of Shares
40
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Minimum Account Size
43
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Performance
43
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Management of the Trust and the Fund
44
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Distributor
45
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Additional Information
46
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========================================================================
========

     No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such an offer or solicitation in such jurisdiction.

========================================================================
========


2
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Concert Social Awareness Fund

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Prospectus Summary
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     The following summary is qualified in its entirety by detailed information
appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospectus.
See "Table of Contents."


Investment Objective The Fund is an open end, diversified management investment company that seeks high total return consisting of capital appreciation and current income by investing in a combination of equity and fixed-income securities of issuers who demonstrate a positive awareness of their impact on the society within which they operate. See "Investment Objective and Management
Policies."


Alternative Purchase Arrangements The Fund offers several classes of shares
("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rates of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $5,000,000. See
"Purchase of Shares" and "Redemption of Shares."

     Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the value of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase.
See "Prospectus Summary--Reduced or No Initial Sales Charge."

     Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions.
Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the value of the average daily net assets of the
Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

     Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after



3
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Concert Social Awareness Fund

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Prospectus Summary (continued)
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the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time.
See "Purchase of Shares--Deferred Sales Charge Alternatives."

     Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the value of the average daily net assets of the
Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of Class C shares of the Fund equal or exceed
$500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

     Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

     In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

     Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

     Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing


4
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Concert Social Awareness Fund

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Prospectus Summary (continued)
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distribution fee. Thus, Class B shares may be more attractive than Class
C
shares to investors with longer term investment outlooks.

     Investors investing a minimum of $5,000,000 must purchase Class Y shares, which are not subject to an initial sales charge, CDSC or service or distribution fee. The maximum purchase amount for Class A shares is $4,999,999,
Class B shares is $249,999 and Class C shares is $499,999. There is no maximum purchase amount for Class Y shares.

     Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of
1.00% on redemptions made within 12 months of purchase. The $500,000 aggregate investment will be met by adding the purchase to the net asset value of all
Class A shares offered with a sales charge held in funds sponsored by Smith
Barney Inc. ("Smith Barney") listed under "Exchange Privilege." Other Class A share purchases may also be eligible for a reduced initial sales charge. See
"Purchase of Shares." Because the ongoing expenses of Class A shares will be lower than those for Class B and Class C shares, purchasers eligible to purchase
Class A shares at net asset value or at a reduced sales charge should consider doing so.

     Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

     See "Purchase of Shares" and "Management of the Trust and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and
Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

Smith Barney 401(k) and ExecChoice(TM) Programs Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans . Other investors may be eligible to participate in the Smith Barney
ExecChoice(TM) Program. Class A, Class B, Class C and Class Y shares are



5
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Concert Social Awareness Fund

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Prospectus Summary (continued)
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available without a sales charge as investment alternatives under both of these
programs. See "Purchase of Shares--Smith Barney 401(k) and
ExecChoice(TM)
Programs."

Purchase of Shares Shares may be purchased through the Fund's distributor, Smith
Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services
Group, Inc. ("First Data"). See "Purchase of Shares."

Investment Minimums Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or
$250 for an individual retirement account ("IRA") or a Self- Employed
Retirement
Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all
Classes. For participants in retirement plans qualified under Section
403(b)(7)
or Section 401(a) of the Code, the minimum initial investment requirement for
Class A, Class B, and Class C shares and the subsequent investment requirement for all Classes is $25. For minimum investment requirements for all Classes through the Systematic Investment Plan, see below. See "Purchase of Shares."

Systematic Investment Plan The Fund offers shareholders a Systematic
Investment
Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial and subsequent investment requirement for shareholders purchasing shares through the Systematic
Investment Plan on a monthly basis is $25 and on a quarterly basis is $50.
See "Purchase of Shares."

Redemption of Shares Shares may be redeemed on each day the New York
Stock
Exchange, Inc. ("NYSE") is open for business. See "Redemption of Shares."

Management of the Trust and the Fund Smith Barney Strategy Advisers Inc. ("Strategy Advisers") serves as the Fund's investment adviser and is a wholly owned subsidiary of Smith Barney Mutual Funds Management Inc. ("SBMFM"). SBMFM provides investment advisory and management services to investment companies affiliated with Smith Barney. SBMFM, which also serves as


6
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Concert Social Awareness Fund

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Prospectus Summary (continued)
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the Fund's administrator, is a wholly owned subsidiary of Smith Barney
Holdings
Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Travelers Group
Inc. ("Travelers"), a diversified financial services company engaged through its subsidiaries principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services, and Property & Casualty
Insurance Services.

Exchange Privilege Shares of a Class may be exchanged for shares of the same
Class of certain other funds of the Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege Services."

Valuation of Shares Net asset value of the Fund for the prior day is generally quoted daily in the financial section of most newspapers and is also available from any Smith Barney Financial Consultant. See "Valuation of Shares."

Dividends and Distributions Dividends from net investment income are paid quarterly. Distributions of net realized capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes."

Reinvestment of Dividends Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."


Risk Factors and Special Considerations There can be no assurance that the
Fund's investment objective will be achieved. The foreign securities in which the Fund may invest may be subject to certain risks in addition to those inherent in domestic investments. The Fund may make certain investments and employ certain investment techniques that involve other risks and special considerations. The techniques presenting the Fund with risks or special considerations are investing in restricted securities, warrants, convertible securities, securities of unseasoned issuers, entering into transactions involving options, entering into repurchase agreements and lending portfolio securities. These risks and those associated with when-issued and delayed-delivery transactions and covered option writing are described under
"Investment Objective and Management Policies--Risk Factors and Special Considerations."




7
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Concert Social Awareness Fund

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Prospectus Summary (continued)
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THE FUND'S EXPENSES The following expense table lists the costs and expenses an
investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, the Fund's operating expenses for its most recent fiscal year:

                                          Class A   Class B   Class C
Class Y
========================================================================
========
Shareholder Transaction Expenses
     Maximum sales charge imposed
     on purchases (as a percentage
     of offering price)                    5.00%     None       None
None
     Maximum CDSC
     (as a percentage of original cost
     or redemption proceeds,
     whichever is lower)                   None*     5.00%      1.00%
None
========================================================================
========
Annual Fund Operating Expenses
     (as a percentage of average
     net assets)
     Management fees                       0.75%     0.75%      0.75%
0.75%
     12b-1 fees**                          0.25      1.00       1.00
None
     Other expenses***                     0.21      0.19       0.19
0.21
========================================================================
========
TOTAL FUND OPERATING EXPENSES              1.21%     1.94%      1.94%
0.96%
========================================================================
========

* Purchases of Class A shares, which when combined with current holdings of
    Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months. ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

*** For Class Y shares "other expenses" have been estimated based on expenses incurred by the Class A shares because there were no Class Y shares outstanding during the year ended January 31, 1996.


     The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k)
Program. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives, with respect to Class B and Class C shares, an annual 12b-1 fee of 1.00% of the value of average daily net assets of the respective Class, consisting of a 0.75% distribution fee and a
0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.


8
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Concert Social Awareness Fund

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Prospectus Summary (continued)
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EXAMPLE The following example is intended to assist an investor in understanding
the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and
"Management of the Trust and the Fund."

                                          1 year   3 years    5 years
10 years*
========================================================================
========
An investor would pay the following
expenses on a $1,000 investment,
assuming (1) 5.00% annual return and
(2) redemption at the end of each
time period:
     Class A                               $62       $86       $113
$189
     Class B                                70        91        115
208
     Class C                                30        61        105
226
     Class Y                                10        31         53
118

An investor would pay the following
expenses on the same investment,
assuming the same annual return
and no redemption:
     Class A                                62        86        113
189
     Class B                                20        61        105
208
     Class C                                20        61        105
226
     Class Y                                10        31         53
118
========================================================================
========

*Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

     The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods.
To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may result in an actual return greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.



9
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Concert Social Awareness Fund

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Financial Highlights
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     The following information for the fiscal year ended January 31,
1996 has
been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated January 31, 1996. The following information for the fiscal years ended January 31, 1987 through
January 31, 1995 has been audited by Coopers & Lybrand L.L.P. The information for the six-month period ended July 31, 1996 has not been audited. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report which is incorporated by reference into the Statement of Additional Information.


For a Class A share of beneficial interest outstanding throughout each period:

                                           Six Months      Year
Year       Year         Year
                                             Ended         Ended
Ended      Ended        Ended
                                            7/31/96       1/31/96
1/31/95    1/31/94(1)  1/31/93(2)
========================================================================
================================

Net Asset Value, Beginning of Period       $  19.00      $  15.91    $
17.72      $16.85      $16.80
------------------------------------------------------------------------
--------------------------------
Income (Loss) From Operations:
  Net investment income                        0.28          0.61
0.57        0.52        0.13
  Net realized and unrealized gain (loss)     (0.32)         3.52
(1.25)       2.37        0.88
------------------------------------------------------------------------
--------------------------------
Total Income (Loss) From Operations           (0.04)         4.13
(0.68)       2.89        1.01
------------------------------------------------------------------------
--------------------------------
Less Distributions From:
  Net investment income                       (0.29)        (0.52)
(0.47)      (0.56)      (0.11)
  Net realized gains                           --           (0.52)
(0.66)      (1.46)      (0.85)
------------------------------------------------------------------------
--------------------------------
Total Distributions                           (0.29)        (1.04)
(1.13)      (2.02)      (0.96)
------------------------------------------------------------------------
--------------------------------
Net Asset Value, End of Period             $  18.67      $  19.00    $
15.91      $17.72      $16.85
------------------------------------------------------------------------
--------------------------------
Total Return**                                (0.24)%++     26.47%
(3.82)%     17.80%       6.12%++
------------------------------------------------------------------------
--------------------------------
Net Assets, End of Period (000s)           $170,081      $175,007
$159,247      $6,216      $  693
------------------------------------------------------------------------
--------------------------------
Ratios to Average Net Assets:
  Expenses                                     1.24%+        1.21%
1.33%       1.25%       1.25%+
  Net investment income                        3.02+         3.10
2.89        2.85        3.61+

------------------------------------------------------------------------
--------------------------------
Portfolio Turnover Rate                          37%           81%
103%        131%         93%
========================================================================
================================
Average Commissions Paid on
  Equity Security Transactions(3)          $   0.06      $   0.06
--          --          --
========================================================================
================================

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this period since use of the undistributed net investment income method does not accord with results of operations.
(2) For the period from November 6, 1992 (inception date) to January 31,
1993.

(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

**  Total return represents the aggregate total return for the period indicated
    and does not reflect any applicable sales charge.
++  Total return is not annualized, as it may not be representative of the
    total return for the year.
+   Annualized.

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Financial Highlights (continued)
------------------------------------------------------------------------
--------

For a Class B share of beneficial interest outstanding throughout each period:

                        Six Months    Year      Year      Year      Year
Year       Year      Year      Year        Year
                           Ended      Ended     Ended     Ended
Ended    Ended      Ended     Ended     Ended       Ended
                          7/31/96    1/31/96   1/31/95  1/31/94(1)
1/31/93  1/31/92    1/31/91   1/31/90   1/31/89    1/31/88(2)
========================================================================
===========================================================

Net Asset Value,
Beginning of Period     $  19.05    $  15.97  $  17.79  $  16.84  $
17.26  $  15.61  $  15.57  $  15.03  $  13.62    $  14.00
------------------------------------------------------------------------
-----------------------------------------------------------
Income (Loss) From
Investment Operations
  Net investment
  income                    0.21        0.49      0.39      0.38
0.51      0.52      0.54      0.53      0.52        0.36
  Net realized
  and unrealized
  gain/(loss)              (0.32)       3.53     (1.20)     2.37
1.06      2.56      0.47      1.10      1.48       (0.44)
------------------------------------------------------------------------
-----------------------------------------------------------
Total Income (Loss)
  From Operations          (0.11)       4.02     (0.81)     2.75
1.57      3.08      1.01      1.63      2.00       (0.08)
------------------------------------------------------------------------
-----------------------------------------------------------
Less Distributions From:
  Net investment
  income                   (0.22)      (0.42)    (0.35)    (0.34)
(0.50)    (0.55)    (0.51)    (0.69)    (0.48)      (0.23)
  Net realized gains       (0.52)      (0.66)    (1.46)    (1.49)
(0.88)    (0.46)    (0.38)    (0.11)    (0.07)
  Capital                   --          --        --        --        --
--        --       (0.02)     --          --
------------------------------------------------------------------------
-----------------------------------------------------------
Total Distributions        (0.22)      (0.94)    (1.01)    (1.80)
(1.99)    (1.43)    (0.97)    (1.09)    (0.59)      (0.30)
------------------------------------------------------------------------
-----------------------------------------------------------
Net Asset Value,
  End of Period         $  18.72    $  19.05  $  15.97  $  17.79  $
16.84  $  17.26  $  15.61  $  15.57  $  15.03    $  13.62
------------------------------------------------------------------------
-----------------------------------------------------------
Total Return**             (0.60)%++   25.58%    (4.54%)   16.88%
9.68%    19.96%     6.80%    10.76%    15.10%      (0.57%)++
------------------------------------------------------------------------
-----------------------------------------------------------
Net Assets, End of
  Period (000s)         $202,027    $226,360  $216,035  $334,408
$287,983  $234,321  $197,170  $206,385  $146,987    $151,223
------------------------------------------------------------------------
-----------------------------------------------------------
Ratios to Average
  Net Assets:
  Expenses                  1.99%+      1.94%     2.00%     1.98%
2.02%     2.06%     2.09%     2.24%     2.29%       2.14%+
  Net investment
  income                    2.28+       2.37      2.21      2.11
2.84      3.02      3.43      3.46      3.59        2.83+
------------------------------------------------------------------------
-----------------------------------------------------------
Portfolio Turnover
  Rate                        37%         81%      103%      131%
93%       76%       56%       61%       42%         56%
========================================================================
===========================================================
Average Commissions
  Paid on Equity
Security
Transactions(3)         $   0.06    $   0.06      --        --        --
--        --        --        --          --

========================================================================
===========================================================

(1) The per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since use of the undistributed net investment income method does not accord with results of operations.
(2) The Fund commenced operations on February 2, 1987. On November 6,
1992, the
    Fund commenced selling Class B shares. Any shares outstanding prior to
    November 6, 1992 were designated as Class B shares.

(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

**  Total return represents the aggregate total return for the period indicated
    and does not reflect any applicable sales charge.
+   Annualized.
++ Total return is not annualized, as it may not be representative of the total return for the year.

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Financial Highlights (continued)
------------------------------------------------------------------------
--------

For a Class C share of beneficial interest outstanding throughout each period:

                                          Six
Year
                                         Months      Year     Year
Ended
                                          Ended      Ended    Ended
1/31/94
                                         7/31/96    1/31/96  1/31/95
(1)(2)(3)
========================================================================
========
Net Asset Value, Beginning of Period      $19.08     $15.97   $17.79
$17.54
------------------------------------------------------------------------
--------

Income (Loss) From Operations:
  Net investment income                     0.21       0.45     0.38
0.32
  Net realized and unrealized gain (loss)  (0.32)      3.60    (1.19)
1.67
------------------------------------------------------------------------
--------
Total Income (Loss) From Operations        (0.11)      4.05    (0.81)
1.99
------------------------------------------------------------------------
--------
Less Distributions From:
  Net investment income                    (0.22)     (0.42)   (0.35)
(0.28)
  Net realized gains                        --        (0.52)   (0.66)
(1.46)
------------------------------------------------------------------------
--------
Total Distributions                        (0.22)     (0.94)   (1.01)
(1.74)
------------------------------------------------------------------------
--------
Net Asset Value, End of Period            $18.75     $19.08   $15.97
$17.79
------------------------------------------------------------------------
--------
Total Return                               (0.60)%++  25.77%   (4.54)%
11.83%++
------------------------------------------------------------------------
--------
Net Assets, End of Period (000s)          $3,772     $3,396   $1,972   $
399
------------------------------------------------------------------------
--------
Ratios to Average Net Assets:
  Expenses                                  1.95%+     1.94%    1.98%
1.93%+
  Net investment income                     2.31+      2.31     2.24
2.16+
------------------------------------------------------------------------
--------
Portfolio Turnover Rate                       37%        81%     103%
131%
========================================================================
========
Average Commissions Paid on
  Equity Security Transactions(4)         $ 0.06     $ 0.06     --
--

========================================================================
========

(1) On November 7, 1994, the former Class D shares were renamed Class C shares.
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this period since use of the undistributed net investment income method does not accord with results of operations.
(3) For the period from May 5, 1993 (inception date) to January 31,
1994.

(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

**  Total return represents the aggregate total return for the period indicated
    and does not reflect any applicable sales charge.
++  Total return is not annualized, as it may not be representative of the
    total return for the year.
+   Annualized.

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Financial Highlights (continued)
------------------------------------------------------------------------
--------

For a Class Y share of beneficial interest outstanding throughout each period:


Period

Ended

7/31/96
========================================================================
========
Net Asset Value, Beginning of Period
$19.00
------------------------------------------------------------------------
--------
Income (Loss) From Operations:
  Net investment income
0.22
  Net realized and unrealized loss
(0.37)
------------------------------------------------------------------------
--------
Total Loss From Operations
(0.15)
------------------------------------------------------------------------
--------
Less Distributions From:
  Net investment income
(0.16)
------------------------------------------------------------------------
--------
Total Distributions
(0.16)
------------------------------------------------------------------------
--------
Net Asset Value, End of Period
$18.69
------------------------------------------------------------------------
--------
Total Return++
(0.83)%
------------------------------------------------------------------------
--------
Net Assets, End of Period (000s)
$   99
------------------------------------------------------------------------
--------
Ratios to Average Net Assets+:
  Expenses
0.88+
  Net investment income
3.29
------------------------------------------------------------------------
--------
Portfolio Turnover Rate
37%
========================================================================
========
Average Commissions Per Share
  Paid on Equity Transactions
$ 0.06
========================================================================
========

(1) For the period from March 28, 1996 (inception date)to July 31, 1996 (unaudited).
++  Total return is not annualized, as it may not be representative of the
    total return for the year.
+   Annualized.

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Investment Objective and Management Policies
------------------------------------------------------------------------
--------

     INVESTMENT OBJECTIVE

     The investment objective of the Fund is high total return consisting of capital appreciation and current income. The Fund's investment objective may be changed only with the approval of a majority of the Fund's outstanding voting securities. There can be no assurance the Fund's investment objective will be achieved.


     The Fund seeks to achieve its objective by investing in a variable combination of equity and fixed-income securities of issuers who demonstrate a positive awareness of their impact on the society within which they operate. The percentages of the Fund's assets invested in each of these three types of securities are adjusted from time to time to conform to the asset allocation percentages most recently determined by Strategy Advisers. Under normal market conditions, the Fund will have between 65% and 85% of its assets invested in equity securities and between 15% and 35% in fixed-income securities. The mix of the Fund's investments may vary from time to time.


     Strategy Advisers has responsibility for the selection of specific securities on behalf of the Fund and for determining the allocation of the
Fund's assets. See "Management of the Trust and the Fund." Following the variable asset allocation strategy may involve frequent shifts among classes of investments and result in the Fund's having a relatively high portfolio turnover rate.


     The equity portion of the assets of the Fund will consist primarily of common stocks of established companies traded on exchanges or over-the-counter that represent an opportunity for total return on a long-term basis. In evaluating companies for investment, Strategy Advisers selects securities of companies that it believes are undervalued based on relevant indicators such as price/earnings ratios, forecast growth, as well as balance sheet, profitability and risk analysis. Equity investments may be made without regard to the size of companies and generally will be made in a broad spectrum of industries. The Fund may also invest in preferred stock, securities convertible into or exchangeable for common stock and warrants. The fixed income portion of the Fund's assets will be composed primarily of investment-grade corporate bonds, debentures and notes, asset-backed and mortgage-backed securities and obligations of the United
States government or its agencies or instrumentalities ("U.S. government securities"). The Fund's fixed-income assets may be short-, medium- or long-term, as determined at the discretion of Strategy Advisers based upon an evaluation of economic and market trends. When Strategy Advisers believes that a defensive investment posture is warranted or when attractive investment opportunities do not exist, the Fund may temporarily invest all or a portion of its assets in short-term money market instruments. The

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------
--------


money market securities in which the Fund may invest include commercial paper, bank obligations (possibly including community investments) and short-term U.S.
government securities. Up to 25% of the Fund's assets may be invested in equity and debt securities of foreign issuers. The Fund also may write covered call options, lend its portfolio securities and invest in real estate investment trusts. Risk factors and special considerations associated with the Fund's investments are described under "Investment Strategies and Techniques" and "Risk
Factors and Special Considerations" below.

     Strategy Advisers believes that there is a direct correlation between companies that demonstrate an acute awareness of their impact on the society within which they operate and companies which offer attractive long-term investment potential. Strategy Advisers believes that addressing social issues in a positive manner can translate into sound business. For example, by ensuring a product or service does not negatively impact the environment, a company can avoid costly litigation and clean-up costs; and by maintaining positive standards for the workplace and a diverse employee population, a company can better ensure access to quality management talent and improve productivity; or by becoming more involved in the community, a company can enhance its consumer franchise. Top quality management teams who successfully balance their companies' business interests with their social influences can gain significant competitive advantages over the long run, which reflect in increased shareholder values and, therefore, better investments. The Fund is designed to incorporate both social and financial criteria in all of its investment decisions.


     The Fund will hold securities issued by companies which, in the opinion of
Strategy Advisers, meet the Fund's investment policies, and do not violate the
Fund's social awareness criteria. The primary social emphasis will be to establish investments in companies that make a positive contribution to society through their products and services or through the way that they do business.
These include companies known for fostering fair and progressive relations with their employees, companies taking an active role in promoting worthwhile causes or known to be good community citizens, companies committed to upholding human rights in their domestic and international operations, and companies promoting positive alternatives to unsafe, polluting or wasteful business activities or products.


     In addition, Strategy Advisers has identified specific areas of social and financial concern and, thus, the Fund will not purchase the debt or equity securities of any company that Strategy Advisers has significant reason to believe is engaged at the time of investment by the Fund in any of the following:

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------
--------


     o  Tobacco production;

     o  Manufacture of unsafe products;

     o  Engaging in irresponsible advertising or marketing practices;

     o Engaging in activities that cause substantial environmental damage;


     o  Production of weapons;

     o  Ownership or design of nuclear facilities.


     The Fund will invest in direct U.S. government debt obligations since it is
Strategy Advisers' experience that these investments satisfy the social awareness criteria and are acceptable to most social investors. These portfolio restrictions are based on the belief that a company will benefit from its social awareness and should enable a company to better position itself in developing opportunities, while avoiding liabilities that may be incurred when a product or service is determined to have a negative social impact. These companies should be better prepared to respond to external demands and ensure that over the longer term they will be viable to provide a positive return to both investors and society as a whole.

     Strategy Advisers will apply the investment criteria described above and, in addition will analyze a company's social impact, eliminating those securities that fail either test. Strategy Advisers will use its best efforts and will direct special research efforts to assess a company's social performance.
Assessment by Strategy Advisers of the social performance of companies which have been identified as suitable investments for the Fund on the basis of their potential growth or current income, involves subjective judgments by Strategy
Advisers since the standards by which a company's social impact may be measured cannot be reduced to a strict objective formula. This analysis will be based on present activities, and will not preclude securities solely because of past activities.

     Strategy Advisers will monitor the social progress or deterioration of each company in which the Fund is invested and in the event a company is no longer in compliance with the Fund's social criteria, the Fund will plan to sell the securities of such company as soon as it is deemed prudent. The Fund's Trustees will monitor the social awareness criteria used by the Fund and Strategy Advisers may, upon approval of the Trustees, change the criteria used to rate the social performance of an issuer without prior notice or shareholder approval.

     While the application of the Fund's social awareness criteria may preclude some securities with strong earnings and growth potential, Strategy Advisers believes that there are sufficient investment opportunities among those companies that satisfy the social awareness criteria to meet the Fund's investment objectives and permit the Fund to be fully invested.

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------
--------

     Strategy Advisers has responsibility for the selection of specific securities on behalf of the Fund. See "Management of the Trust and the Fund."

     INVESTMENT STRATEGIES AND TECHNIQUES


     In attempting to achieve its investment objective, the Fund may employ, among others, one or more of the strategies and techniques set forth below. The
Fund is under no obligation to use any of the strategies or techniques at any given time or under any particular economic condition. More detailed information concerning these strategies and techniques and their related risks is contained in the Statement of Additional Information.


     Repurchase Agreements. The Fund may enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the Fund and certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period of time
(usually not more than seven days), subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be monitored on an ongoing basis by Strategy Advisers to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. Strategy Advisers, acting under the supervision of the Trust's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.


     When-Issued Securities and Delayed-Delivery Transactions. In order to secure yields or prices deemed advantageous at the time, the Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on those securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The Fund will establish with its custodian a segregated account consisting of cash or equity and debt securities of any grade provided such securities have been determined by Strategy Advisers to be liquid

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------
--------


and unencumbered pursuant to guidelines established by the Trustees ("eligible segregated assets") in an amount equal to the amount of its when-issued and delayed-delivery commitments. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets.


     Lending of Portfolio Securities. The Fund has the ability to lend portfolio securities to brokers, dealers and other financial organizations. Loans, if and when made, may not exceed 20% of the Fund's net asset value. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or U.S.
government securities that are maintained at all times in a segregated account in an amount at least equal to the current market value of the loaned securities.

     Covered Option Writing. The Fund may write covered call options on portfolio securities and will realize fees (referred to as "premiums") for granting the rights evidenced by the options. In return for a premium, the Fund will forfeit the right to any appreciation in the value of the underlying security for the life of the option (or until a closing purchase transaction can be effected). The purchaser of a call option written by the Fund has the right to purchase from the Fund an underlying security owned by the Fund at an agreed-upon price for a specified time period. Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the underlying security's market value at the time of the option's exercise over the exercise price plus the premium received for writing the option. Whenever the Fund writes a call option, it will (a) continue to own or have the absolute and immediate right to acquire the underlying security without additional cash consideration or (b) hold a call option at the same or a lower exercise price for the same exercise period on the same underlying security as the call option written, for as long as it remains obligated as the writer of the option.

     The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of the Fund under an option it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance that the Fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Fund will ordinarily write options only if a secondary market for the options exists on a domestic securities exchange or in the over-the-counter market.

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------
--------

     ADDITIONAL INVESTMENTS

     Money Market Instruments. The Fund may hold cash and invest in money market instruments without limitation when deemed advantageous by Strategy Advisers.
Short-term instruments in which the Fund may invest include: U.S. government securities; bank obligations (including community investments, certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and other banking institutions having total assets in excess of $500 million); commercial paper rated no lower than
A-2 by Standard & Poor's Corporation ("S&P") or Prime-2 by Moody's
Investors
Service, Inc. ("Moody's") or the equivalent from another nationally recognized rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories. A description of the commercial paper rating categories of Moody's and S&P is contained in the
Appendix to the Statement of Additional Information.


     Mortgage and Asset-Backed Securities. The Fund may purchase fixed or adjustable rate mortgage-backed securities issued by the Government National
Mortgage Association, Federal National Mortgage Association or the
Federal Home
Loan Mortgage Corporation, and other asset-backed securities, including securities backed by automobile loans, equipment leases or credit card receivables. These securities directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgage or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in the Fund having to reinvest proceeds at a lower interest rate. The Fund may also purchase collateralized mortgage obligations which are a type of bond secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations.

     Eurodollar or Yankee Obligations. The Fund may invest in Eurodollar and
Yankee obligations. Eurodollar bank obligations are dollar denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the

Concert Social Awareness Fund

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Investment Objective and Management Policies (continued)
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--------


extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.


     U.S. Government Securities. The U.S. government securities in which the
Fund may invest include: direct obligations of the United States Treasury and obligations issued or guaranteed by U.S. government agencies and instrumentalities, including instruments supported by the full faith and credit of the United States; securities supported by the right of the issuer to borrow from the United States Treasury; and securities supported solely by the credit of the instrumentality.


     Zero Coupon Securities. A zero coupon bond pays no interest in cash to its holder during its life, although interest is accrued during that period. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price). Because such securities usually trade at a deep discount, they will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate reinvestment risk and lock in a rate of return to maturity.


     Futures and Options on Futures. When deemed advisable by Strategy Advisers, the Fund may enter into interest rate futures contracts, stock index futures contracts and related options that are traded on a domestic exchange or board of trade. These transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions, as the case may be. All futures and options contracts will be entered into only when the transactions are economically appropriate for the reduction of risks inherent in the management of the Fund.

     An interest rate futures contract provides for the future sale by the one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place.
A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally entered into.
Stock index futures contracts are based on indexes that reflect the market value of common stock of the companies included in the indexes. An option on an interest rate or stock index contract gives the purchaser the right, in return for the premium paid, to assume a position in a

Concert Social Awareness Fund

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--------
Investment Objective and Management Policies (continued)
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--------

futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time prior to the expiration date of the option.

     In entering into transactions involving futures contracts and options on futures contracts, the Fund will comply with applicable requirements of the
Commodities Futures Trading Commission (the "CFTC") which require that its transactions in futures and options be engaged in for "bona fide hedging" purposes or other permitted purposes, provided that aggregate initial margin deposits and premiums required to establish positions, other than those considered by the CFTC to be "bona fide hedging," will not exceed 5% of the
Fund's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

     The use of futures contracts and options on futures contracts as a hedging device involves several risks. There can be no assurance that there will be a correlation between price movements in the underlying securities or index on the one hand, and price movements in the securities that are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time.

     RISK FACTORS AND SPECIAL CONSIDERATIONS

     Investment in the Fund involves special considerations, such as those described below:


     Restricted Securities. The Fund may invest up to 15% of its total assets in securities restricted as to their disposition and illiquid securities, including repurchase agreements with maturities in excess of seven days. Securities subject to Rule 144A of the Securities Act of 1933, as amended (the "1933 Act")
which are determined by Strategy Advisers to be liquid and certain privately issued commercial paper eligible for resale without registration pursuant to
Section 4(2) of the 1933 Act will not be subject to this limitation. The Fund may not be able to dispose of restricted securities at a time when, or at a price which, it desires to do so and may have to bear expenses associated with registering the securities.


     Warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with

Concert Social Awareness Fund

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--------
Investment Objective and Management Policies (continued)
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--------

the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment in warrants, valued at the lower of cost or market, may not exceed 5.00% of the value of the Fund's net assets. Included within that amount, but not to exceed 2.00% of the value of the Fund's net assets, may be warrants that are not listed on the NYSE or the
American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

     Securities of Unseasoned Issuers. Securities in which the Fund may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may be issued by companies that lack a significant operating history and are dependent on products or services without an established market share.

     Options. Option writing for the Fund may be limited by position and exercise limits established by national securities exchanges and by requirements of the Code for qualification as a regulated investment company. See "Dividends,
Distributions and Taxes." In addition to writing covered call options to generate current income, the Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position being offset by a loss on the hedge position. The Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedge. The Fund will engage in hedging transactions only when deemed advisable by Strategy Advisers. Successful use by the Fund of options will be subject to Strategy Advisers' ability to predict correctly movements in the direction of the stock or index underlying the option used as a hedge.
Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

     The ability of the Fund to engage in closing transactions with respect to options depends on the existence of a liquid secondary market. While the Fund generally will write options only if a liquid secondary market appears to exist for the options purchased or sold, for some options no such secondary market may exist or the market may cease to exist. If the Fund cannot enter into a closing purchase transaction with respect to a call option it has written, the Fund will continue to be subject to the risk that its potential loss upon exercise of the option will increase as a result of any increase in the value of the underlying security. The Fund could also face higher transaction costs, including brokerage commissions, as a result of its options transactions.

Concert Social Awareness Fund

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--------
Investment Objective and Management Policies (continued)
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--------

     Repurchase Agreements. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

     Foreign Securities. Certain risks are involved in investing in the securities of companies and governments of foreign nations that go beyond the usual risks inherent in U.S. investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments, the possible imposition of restrictions on the repatriation of currencies or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies.
The value of the assets of the Fund invested in foreign securities may be adversely affected by fluctuations in value of one or more foreign currencies relative to the dollar. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, the possibility exists in certain foreign countries of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities. Because the Fund will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities may also result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, and the expense of maintaining securities with foreign custodians.


     The Fund may also purchase American Depositary Receipts ("ADRs"),
European
Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the

Concert Social Awareness Fund

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--------
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------
--------


foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the
United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored
ADR as it is for a sponsored ADR. The Fund may invest in ADRs through both sponsored and unsponsored arrangements.


     Securities of Developing Countries. A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. Historical experience indicates the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have higher rates of return to investors.

     PORTFOLIO TRANSACTIONS AND TURNOVER

     All orders for transactions in securities or options on behalf of the Fund are placed by Strategy Advisers with broker-dealers that Strategy Advisers selects, including Smith Barney and other affiliated brokers. The Fund may utilize Smith Barney or a broker that is affiliated with Smith Barney in connection with a purchase or sale of securities when Strategy Advisers believes that the charges for the transaction do not exceed usual and customary levels.
The Fund also may use Smith Barney as a commodities broker in connection with entering into futures contracts and commodity options. Smith Barney has agreed to charge the Fund commodity commissions at rates comparable to those charged by
Smith Barney to its most favored clients for comparable trades in comparable accounts. In selecting a broker for a transaction, including Smith Barney or its affiliates, the primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable
Strategy Advisers to supplement its own research and analysis with the views and information of other securities firms.

     Short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in brokerage commissions. The Fund will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its objective and policies.

Concert Social Awareness Fund

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Valuation of Shares
------------------------------------------------------------------------
--------

     The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

     Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Fund's Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Trustees determine that amortized cost is fair value. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.

------------------------------------------------------------------------
--------
Dividends, Distributions and Taxes
------------------------------------------------------------------------
--------

     DIVIDENDS AND DISTRIBUTIONS

     The Fund's policy is to distribute substantially all of its net investment income (that is, its income other than its net realized capital gains) quarterly, and to declare and pay its net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year.

     If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same
Class at net asset value, subject to no sales charge or CDSC. In order to avoid the application of a 4.00% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make an additional distribution shortly before December 31 in each year of any undistributed ordinary income or capital gains and expects to pay any other dividends and distributions necessary to avoid the application of this tax.

     The per share dividends on Class B and Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

     TAXES

     The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Dividends paid from net investment

Concert Social Awareness Fund

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--------
Dividends, Distributions and Taxes (continued)
------------------------------------------------------------------------
--------

income and distributions of net realized short-term capital gains are taxable to shareholders as ordinary income, regardless of how long shareholders have held their Fund shares and whether such dividends and distributions are received in cash or reinvested in additional Fund shares. Distributions of net realized long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held Fund shares and whether such distributions are received in cash or are reinvested in additional Fund shares. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less. Some of the Fund's dividends declared from net investment income may qualify for the Federal dividends-received deduction for corporations.

     Statements as to the tax status of each shareholder's dividends and distributions are mailed annually. Each shareholder also will receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax advisors about the status of the
Fund's dividends and distributions for state and local tax liabilities.

------------------------------------------------------------------------
--------
Purchase of Shares
------------------------------------------------------------------------
--------

     GENERAL

     The Fund offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $5,000,000. See "Prospectus Summary--Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

     Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group, except for investors purchasing shares of the Fund through a qualified retirement plan who may do so directly through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. No maintenance fee will be charged by the Fund in

Concert Social Awareness Fund

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--------
Purchase of Shares (continued)
------------------------------------------------------------------------
--------

connection with a brokerage account through which an investor purchases or holds shares.

     Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an
IRA or a Self-Employed Retirement Plan in the Fund. Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the
Code, the minimum initial investment requirement for Class A, Class B and Class
C shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic
Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the minimum subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the
Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the minimum subsequent investment is $50. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, and Trustees of the Trust and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the
Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.

     Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business
(the "trade date"). For shares purchased through Smith Barney or Introducing
Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

     SYSTEMATIC INVESTMENT PLAN

     Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the
Systematic Investment Plan, Smith Barney or First Data is authorized through

Concert Social Awareness Fund

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--------
Purchase of Shares (continued)
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--------

preauthorized transfers of $25 or $50 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis, respectively, to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data.
The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account.
Additional information is available from the Fund or a Smith Barney
Financial
Consultant.

     INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

     The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                       Sales Charge as     Sales Charge as
Dealers
                            % of             % of Amount
Reallowance as
Amount of Investment   Offering Price         Invested       % of
Offering Price
========================================================================
========
Less than $25,000           5.00%              5.26%
4.50%
$25,000-$49,999             4.00               4.17
3.60
$50,000-$99,999             3.50               3.63
3.15
$100,000-$249,999           3.00               3.09
2.70
$250,000-$499,999           2.00               2.04
1.80
$500,000 and more           *                  *                     *
========================================================================
========

* Purchases of Class A shares, which when combined with current holdings of
   Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within
   12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other
   dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to
Class B
   and Class C shares is waived. See "Deferred Sales Charge
Alternatives" and
   "Waivers of CDSC."

     Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of
1933, as amended.

     The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith
Barney listed under "Exchange Privilege."

Concert Social Awareness Fund

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--------
Purchase of Shares (continued)
------------------------------------------------------------------------
--------

     INITIAL SALES CHARGE WAIVERS


     Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members of any of the Smith Barney Mutual Funds and employees of Travelers and its subsidiaries and to the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee and retired Board Members or employees) or the pension, profit-sharing or other benefit plan for such persons and
(ii)
employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of
Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial
Consultant's employment with Smith Barney), on the condition the purchase of
Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) shareholders who have redeemed Class A shares in the Fund (or
Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge equal to or greater than the maximum sales charge of the
Fund) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) accounts managed by registered investment advisory subsidiaries of Travelers; and
(f)
purchases of Class A shares of the Fund by Section 403(b) or Section
401(a) or
(k) accounts associated with Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.


     Purchases of Class A shares also may be made at net asset value without a sales charge in the following circumstances: (i) direct rollovers by plan participants of distributions from a 401(k) plan enrolled in the Smith Barney
401(k) Program (Note: Subsequent investments will be subject to the applicable sales charge); (ii) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (iii) purchases by investors participating in a Smith Barney fee based arrangement.

Concert Social Awareness Fund

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--------
Purchase of Shares (continued)
------------------------------------------------------------------------
--------

     RIGHT OF ACCUMULATION

     Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class
A shares of the Fund and of funds sponsored by Smith Barney that are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

     GROUP PURCHASES

     Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative -- Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any.
Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code.
Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith
Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares of the Fund at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Purchase of Shares (continued)
------------------------------------------------------------------------
--------

than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

     LETTER OF INTENT

     Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such
Letter when placing orders. For purposes of a Letter of Intent, the "Amount of
Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Fund and other funds of the Smith Barney
Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of
Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a
Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

     Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the
Fund and agree to purchase a total of $5,000,000 of Class Y shares of the same
Fund within six months from the date of the Letter. If a total investment of
$5,000,000 is not made within the six-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's
Class A shares, which may include a CDSC of 1.00%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a Smith
Barney Financial Consultant or First Data for further information.

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Purchase of Shares (continued)
------------------------------------------------------------------------
--------

     DEFERRED SALES CHARGE ALTERNATIVES

     "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b)
Class C shares; and (c) Class A shares which when combined with Class A shares offered with a sales charge currently held by an investor equal or exceed
$500,000 in the aggregate.

     Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC
Shares, shares redeemed more than 12 months after their purchase.

     Class C shares and Class A shares that are CDSC shares are subject to a
1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding
Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of purchases by Participating Plans, as described below. See "Purchase of Shares --
Smith Barney 401(k) and ExecChoice(TM) Programs."

            Year Since Purchase
            Payment was Made                                  CDSC
========================================================================
========
            First                                             5.00%
            Second                                            4.00
            Third                                             3.00
            Fourth                                            2.00
            Fifth                                             1.00
            Sixth                                             0.00
            Seventh                                           0.00
            Eighth                                            0.00
========================================================================
========

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Purchase of Shares (continued)
------------------------------------------------------------------------
--------


     Class B shares automatically will convert to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. Shareholders who held Class B shares of Smith Barney Shearson Short-Term World Income Fund (the "Short-Term World Income Fund") on
July 15, 1994 and who subsequently exchanged those shares for Class B shares of the Fund will be offered the opportunity to exchange all such Class B shares for
Class A shares of the Fund four years after the date on which those shares were deemed to have been purchased. Holders of such Class B shares will be notified of the pending exchange in writing approximately 30 days before the fourth anniversary of the purchase date and, unless the exchange has been rejected in writing, the exchange will occur on or about the fourth anniversary date. See
"Prospectus Summary -- Alternative Purchase Arrangements -- Class B
Shares
Conversion Feature."


     The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For
Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

     To provide an example, assume an investor purchased 100 Class B shares at
$10 per share for a cost of $1,000. Subsequently, the investor acquired
5
additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of the investment.
Assuming at the time of the redemption the net asset value had appreciated to
$12 per share, the value of the investor's shares would be $1,260 (105 shares at
$12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60).
Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

     WAIVERS OF CDSC

     The CDSC will be waived on: (a) exchanges (see "Exchange
Privilege"); (b)
automatic cash withdrawals in amounts equal to or less than 1% per month of the value of the shareholder's shares at the time the withdrawal plan commences

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Purchase of Shares (continued)
------------------------------------------------------------------------
--------

(see "Automatic Cash Withdrawal Plan"), provided, however, that automatic cash
withdrawals in amounts equal to or less than 2% per month of the value of the
shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994; (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or
IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and
(f)
redemptions of shares in connection with a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual
Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

     CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

     SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

     Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating ("Participating Plans") in these programs.

     The Fund offers to Participating Plans Class A and Class C shares as investment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Programs. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and
Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

     Class A Shares. Class A shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of
Class A shares of one or more funds of the Smith Barney Mutual Funds.

     Class C Shares. Class C shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of
Class C shares of one or more funds of the Smith Barney Mutual Funds.

     401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. If at the end of the fifth year after the date the Participating Plan enrolled in the
Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, a
Participat-

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Purchase of Shares (continued)
------------------------------------------------------------------------
--------

ing Plan's total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the
Fund. (For Participating Plans that were originally established through a Smith
Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

     401(k) Plans Opened Prior to June 21, 1996. In any year after the date a
Participating Plan enrolled in the Smith Barney 401(k) Program, if a Participating Plan's total Class C holdings in all non-money market Smith Barney
Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class
C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

     Any Participating Plan in the Smith Barney 401(k) Program that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the
Fund, regardless of asset size, at the end of the eighth year after the date the
Participating Plan enrolled in the Smith Barney 401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, the Participating Plan will not be eligible to acquire additional Class C shares of the Fund but instead may acquire Class A shares of the Fund. Any Class C shares not converted will continue to be subject to the distribution fee.

     Participating Plans wishing to acquire shares of the Fund through the Smith
Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from First Data. For further information regarding these
Programs, investors should contact a Smith Barney Financial Consultant.

     Existing 401(k) Plans Investing in Class B Shares. Class B shares of the

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Purchase of Shares (continued)
------------------------------------------------------------------------
--------

Smith Barney Mutual Funds are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any
Participating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a
CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the
Smith Barney 401(k) Program.

     At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Fund. Such Participating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a
Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of
Shares -- Deferred Sales Charge Alternatives."

     No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to the redemption by a
Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

     The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 591/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or
(f) redemptions of shares in connection with a loan made by the Participating
Plan to an employee.

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Exchange Privilege
------------------------------------------------------------------------
--------

     Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class
C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

     Fund Name

     Growth Funds
     Smith Barney Aggressive Growth Fund Inc.
     Smith Barney Appreciation Fund Inc.
     Smith Barney Fundamental Value Fund Inc.
     Smith Barney Growth Opportunity Fund
     Smith Barney Managed Growth Fund
     Smith Barney Natural Resources Fund, Inc.
     Smith Barney Special Equities Fund

     Growth and Income Funds
     Smith Barney Convertible Fund
     Smith Barney Funds, Inc. -- Equity Income Portfolio
     Smith Barney Growth and Income Fund
     Smith Barney Premium Total Return Fund
     Smith Barney Utilities Fund

     Taxable Fixed-Income Funds
   * Smith Barney Adjustable Rate Government Income Fund
     Smith Barney Diversified Strategic Income Fund
  ** Smith Barney Funds, Inc. -- Income Return Account Portfolio
   + Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities
Portfolio
     Smith Barney Funds, Inc. -- U.S. Government Securities Portfolio Smith Barney Government Securities Fund
     Smith Barney High Income Fund
     Smith Barney Investment Grade Bond Fund
     Smith Barney Managed Governments Fund Inc.

     Tax-Exempt Funds
     Smith Barney Arizona Municipals Fund Inc.
     Smith Barney California Municipals Fund Inc.
  ** Smith Barney Intermediate Maturity California Municipals Fund ** Smith Barney Intermediate Maturity New York Municipals Fund
     Smith Barney Managed Municipals Fund Inc.
     Smith Barney Massachusetts Municipals Fund

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Exchange Privilege (continued)
------------------------------------------------------------------------
--------

     Smith Barney Muni Funds -- Florida Portfolio
     Smith Barney Muni Funds -- Georgia Portfolio
  ** Smith Barney Muni Funds -- Limited Term Portfolio
     Smith Barney Muni Funds -- National Portfolio
     Smith Barney Muni Funds -- New York Portfolio
     Smith Barney Muni Funds -- Pennsylvania Portfolio
     Smith Barney New Jersey Municipals Fund Inc.
     Smith Barney Oregon Municipals Fund
     Smith Barney Tax-Exempt Income Fund

     International Funds
     Smith Barney World Funds, Inc. -- Emerging Markets Portfolio
     Smith Barney World Funds, Inc. -- European Portfolio
     Smith Barney World Funds, Inc. -- Global Government Bond Portfolio Smith Barney World Funds, Inc. -- International Balanced Portfolio Smith Barney World Funds, Inc. -- International Equity Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio

     Smith Barney Concert Series
     Smith Barney Concert Series Inc. -- Balanced Portfolio Smith Barney Concert Series Inc. -- Conservative Portfolio Smith Barney Concert Series Inc. -- Growth Portfolio
     Smith Barney Concert Series Inc. -- High Growth Portfolio Smith Barney Concert Series Inc. -- Income Portfolio

     Money Market Funds
  ++ Smith Barney Exchange Reserve Fund
 +++ Smith Barney Money Funds, Inc. -- Cash Portfolio
 +++ Smith Barney Money Funds, Inc. -- Government Portfolio
 *** Smith Barney Money Funds, Inc. -- Retirement Portfolio
   + Smith Barney Municipal Money Market Fund, Inc.
   + Smith Barney Muni Funds--California Money Market Portfolio
   + Smith Barney Muni Funds--New York Money Market Portfolio
========================================================================
========

*   Available for exchange with Class A, Class B and Class Y shares of the
    Fund. In addition, shareholders who own Class C shares of the Fund through
    the Smith Barney 401(k) Program may exchange those shares for Class
C
    shares of this fund.
**  Available for exchange with Class A, Class C and Class Y shares of the
    Fund.
*** Available for exchange with Class A shares of the Fund.
+   Available for exchange with Class A and Class Y shares of the Fund.
++ Available for exchange with Class B and Class C shares of the Fund. +++ Available for exchange with Class A and Class Y shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith
    Barney 401(k) Program may exchange those shares for Class C shares of this fund.

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Exchange Privilege (continued)
------------------------------------------------------------------------
--------

     Class B Exchanges. In the event a Class B shareholder (unless such shareholder was a Class B shareholder of the Short-Term World Income Fund on
July 15, 1994) wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged
Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

     Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

     Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.

     Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. Strategy Advisers may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

     Certain shareholders may be able to exchange shares by telephone.
See
"Redemption of Shares -- Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Exchange Privilege (continued)
------------------------------------------------------------------------
--------

shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

------------------------------------------------------------------------
--------
Redemption of Shares
------------------------------------------------------------------------
--------

     The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

     If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the Investment Company Act of 1940, as amended (the "1940 Act") in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

     Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:


            Concert Social Awareness Fund

            Class A, B, C or Y (please specify)
            c/o First Data Investor Services Group, Inc.
            P.O. Box 9134
            Boston, Massachusetts 02205-9134

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Redemption of Shares (continued)
------------------------------------------------------------------------
--------

     A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered.
If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a redemption request in excess of $2,000, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

     AUTOMATIC CASH WITHDRAWAL PLAN

     The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7,
1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed
2.00% per month of the value of the shareholder's shares subject to the CDSC.)
For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

     TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

     Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a share-

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Redemption of Shares (continued)
------------------------------------------------------------------------
--------

holder is entitled to participate in this program, he or she should contact
First Data at 1-800-331-1710. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemption on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

     Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-331-1710. Such requests may be made between 9:00 a.m. and 5:00 p.m.
(New York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

     A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the
Federal Reserve System or have a correspondent relationship with a member bank.
The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new
Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

     Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-331-1710 between 9:00 a.m. and 5:00 p.m.
(New York City time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.

     Additional Information Regarding Telephone Redemption and Exchange
Program.
Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Redemption of Shares (continued)
------------------------------------------------------------------------
--------

and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program, or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

------------------------------------------------------------------------
--------
Minimum Account Size
------------------------------------------------------------------------
--------

     The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the
Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.

------------------------------------------------------------------------
--------
Performance
------------------------------------------------------------------------
--------

     TOTAL RETURN

     From time to time, the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B,
Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied by nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Performance (continued)
------------------------------------------------------------------------
--------

charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a
Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

------------------------------------------------------------------------
--------
Management of the Trust and the Fund
------------------------------------------------------------------------
--------

     BOARD OF TRUSTEES

     Overall responsibility for management and supervision of the Trust and the
Fund rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Fund, including agreements with the Trust's distributor, custodian and transfer agent and the Fund's investment adviser and administrator. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The Statement of Additional Information contains background information regarding each Trustee of the Trust and executive officer of the
Fund.

     INVESTMENT ADVISER--STRATEGY ADVISERS


     Strategy Advisers, located at 388 Greenwich Street, New York, New
York
10013, serves as the Fund's investment adviser. Strategy Advisers provides investment management, investment advisory and/or administrative services to individual, institutional and investment company clients that had aggregate assets under management, as of January 31, 1996, in excess of $3.3 billion.

     Subject to the supervision and direction of the Board of Trustees, Strategy
Advisers manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund. For advisory services rendered to the Fund, under an Advisory Agreement dated August
14, 1995, the Fund pays Strategy Advisers a fee at the annual rate of 0.55% of the value of the Fund's average daily net assets.

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Management of the Trust and the Fund (continued)
------------------------------------------------------------------------
--------

     ADMINISTRATOR--SBMFM


     SBMFM serves as the Fund's administrator and generally assists in all aspects of the Fund's administration and operation. SBMFM provides investment management and administration services to a wide variety of individual, institutional and investment companies that had aggregate assets under management, as of November 30, 1996, in excess of $79 billion. For administration services rendered, the Fund pays SBMFM a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets.


     PORTFOLIO MANAGEMENT

     Robert J. Brady and Ellen S. Cammer, each a Managing Director of
Smith
Barney, have served as portfolio managers of the Fund since June 15, 1995, and manage the day-to-day operations of the Fund, including making all investment decisions.

     Management's discussion and analysis and additional performance information regarding the Fund during the fiscal year ended
January 31, 1996 is included in the Annual Report dated January 31, 1996. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this prospectus.

------------------------------------------------------------------------
--------
Distributor
------------------------------------------------------------------------
--------

     Smith Barney is located at 388 Greenwich Street, New York, New York
10013.
Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule
12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of
0.25% of the value of the average daily net assets of the respective
Class.
Smith Barney is also paid an annual distribution fee with respect to Class B and
Class C shares at the annual rate of 0.75% of the value of the average daily net assets attributable to those Classes. Class B shares which automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are used by Smith Barney to pay its
Financial Consultants for servicing shareholder accounts and, in the case of
Class B and Class C shares, to

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Distributor (continued)
------------------------------------------------------------------------
--------

cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney
Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges;
and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

     The payments to Smith Barney Financial Consultants for selling shares of a
Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

     Payments under the Plan with respect to Class B and Class C shares are not tied exclusively to the distribution and shareholder services expenses actually incurred by Smith Barney and the payments may exceed such expenses actually incurred. The Trust's Board of Trustees will evaluate the appropriateness of the
Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

------------------------------------------------------------------------
--------
Additional Information
------------------------------------------------------------------------
--------

     The Trust was organized on January 8, 1986 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a
"Massachusetts business trust." The Trust offers shares of beneficial interest of separate funds with a par value of $.001 per share. The Fund offers shares of beneficial interest currently classified into four Classes -- A, B, C and Y.
Each Class represents an identical interest in the Fund's investment portfolio.
As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each
Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the
Class B shares. The Trust's Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different
Classes. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

Concert Social Awareness Fund

------------------------------------------------------------------------
--------
Additional Information (continued)
------------------------------------------------------------------------
--------

     The Trust does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. The Trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Trust's outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. Shareholders of record owning no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose.


     When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Trust will be voted on a Trust-wide basis on all matters except matters affecting only the interests of one or more funds or Classes.


     PNC Bank, National Association, is located at 17th and Chestnut
Streets,
Philadelphia, Pennsylvania 19103, and serves as custodian of the Fund's investments.

     First Data is located at Exchange Place, Boston, Massachusetts
02109, and
serves as the Trust's transfer agent.

     The Trust sends shareholders of the Fund a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the
Fund's printing and mailing costs, the Trust plans to consolidate the mailing of the Fund's semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Trust also plans to consolidate the mailing of the Fund's Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact a Smith Barney
Financial Consultant or First Data.

SMITH BARNEY
                                                                    ----
--------
                                               A Member of
TravelersGroup [LOGO]




Smith Barney

Concert Social

Awareness

Fund

                                                            388
Greenwich Street
                                                        New York, New
York 10013




FD____ _/97





	SMITH BARNEY EQUITY FUNDS
	PART B



Smith Barney
EQUITY FUNDS

388 Greenwich Street
New York, New York 10013
(212) 723-9218

STATEMENT OF ADDITIONAL INFORMATION		-------------, 1996


	This Statement of Additional Information expands upon and supplements the information contained in the current Prospectuses, dated
April 22, 1996, February [    ], 1997, and February [    ], 1997,
respectively, as amended or supplemented from time to time, of Smith Barney Growth and Income Fund ("Growth and Income Fund"), Concert Social Awareness Fund ("Social Awareness Fund") and [Disciplined Growth Fund] ("Growth Fund") (Growth and Income Fund, Social Awareness Fund and Growth Fund each, a "Fund" and collectively, the "Funds"). Each Fund is a series of Smith Barney Equity Funds (the "Trust"). This Statement of Additional Information should be read in conjunction with the Prospectuses. The Prospectuses may be obtained from a Smith Barney Financial Consultant or by writing or calling the Trust at the address or telephone number set forth above. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectuses in its entirety.


CONTENTS

	For ease of reference, the same section headings are used in the Prospectuses and in this Statement of Additional Information, except where shown below:


Management of the
Trust...................................................................
 .............      2
Investment Objectives and Management
Policies............................................      6
Purchase of
Shares..................................................................
 .......................     15
Redemption of
Shares..................................................................
 ..................     15
Distributor.............................................................
 ........................................     16
Valuation of
Shares..................................................................
 ......................     19
Exchange
Privilege...............................................................
 .........................     20
Performance Data (See in each Prospectus
"Performance")............................     21
Taxes (See in each Prospectus "Dividends, Distributions and
Taxes")............     23
Additional
Information.............................................................
 .....................     27
Financial
Statements..............................................................
 .......................      27
Appendix................................................................
 .......................................    A-1



MANAGEMENT OF THE TRUST

The executive officers of the Trust are employees of certain of the organizations that provide services to the Trust. These organizations are the following:

Name						Service

Smith Barney Inc.
   ("Smith
Barney")....................................................Distributor
of each Fund
PFS Distributors, Inc.

("PFS").................................................................
 ..Distributor of Growth Fund and Social Awareness
			Fund
Smith Barney Mutual Funds Management Inc.

("SBMFM")............................................................Inv
estment Adviser and Administrator to Growth
		and Income Fund and Growth Fund;
						Administrator to Social Awareness
Fund
Smith Barney Strategy Advisers Inc.
   ("Strategy
Advisers")..............................................Investment
Adviser  to Social Awareness Fund
PNC Bank, National Association

("PNC").................................................................
 ..Custodian
First Data Investor Services Group, Inc.
   ("First
Data")...........................................................Transfe
r Agent

	These organizations and the services they perform for the Trust and the Funds are discussed in the Prospectuses and in this Statement of Additional Information.

Trustees and Executive Officers of The Trust

The names of the Trustees and the executive officers of the Trust, together with information as to their principal business occupations, are set forth below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

Lee Abraham, Trustee (Age 67). Retired; formerly Chairman and Chief Executive Officer of Associated Merchandising Corporation, a major retail merchandising and sourcing organization. His address is 35 Old Forge Road, Wilton, Connecticut 06897.

Antoinette C. Bentley, Trustee (Age 57). Retired; formerly Senior Vice President and Associate General Counsel of Crum and Foster, Inc., an insurance holding company. Her address is 24 Fowler Road, Far Hills, New Jersey 07931.

Allan J. Bloostein, Trustee (Age 65). Consultant; formerly Vice Chairman of the Board of and Consultant to The May Department Stores Company; Director of Crystal Brands, Inc., Melville Corp. and R.G. Barry Corp. His address is 27 West 67th Street, New York, New York 10023.

Richard E. Hanson, Jr., Trustee (Age 53). Headmaster, The Peck School, Morristown, NJ; prior to July 1, 1994, Headmaster, Lawrence Country Day School--Woodmere Academy, Woodmere, New York. His address is 247 South Street, Morristown, NJ 07960.

*Heath B. McLendon, Chairman of the Board and Investment Officer (Age
61). Managing Director of Smith Barney and Chairman of the Board of Strategy Advisers; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc. ("Shearson Lehman Brothers"); Vice Chairman of Shearson Asset Management, a Director of PanAgora Asset Management, Inc. and PanAgora Asset Management Limited. Mr. McLendon also serves as Chairman of the Board of 41 other mutual funds of the Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Madelon DeVoe Talley, Trustee (Age 62). Author; Governor at Large of the National Association of Securities Dealers, Inc.; Commissioner of Port Authority of New York and New Jersey as of 1996. Her address is 876 Park Avenue, New York, New York 10021.

Jessica M. Bibliowicz, President (Age 35). Executive Vice President of Smith Barney; prior to 1994, Director of Sales and Marketing for
Prudential Mutual Funds. Ms. Bibliowicz also serves as President of 39 other mutual funds of the Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York, 10013.

R. Jay Gerken, Investment Officer (Age 43). Managing Director of Smith Barney; prior to July 1993 Managing Director of Shearson Lehman
Advisors. His address is 388 Greenwich Street, New York, New York 10013.

George V. Novello, Investment Officer (Age 52). Managing Director of Smith Barney; prior to July 1993, Managing Director of Shearson Lehman Advisors. His address is 388 Greenwich Street, New York, New York 10013.

Robert J. Brady, Investment Officer (Age 56). Managing Director of Smith Barney. Mr. Brady was previously Director of Investment Strategy at EF Hutton and Special Situations Analyst for Forbes Inc. His address is 388 Greenwich Street, New York, New York 10013.

Ellen S. Cammer, Investment Officer (Age 41). Managing Director of Smith Barney. Her address is 388 Greenwich Street, New York, New York 10013.

Dennis A. Johnson, Investment Officer (Age   ). Managing Director of
Smith Barney and President and Chief Investment Officer of Peachtree Asset Management, a division of SBMFM; prior to 1994, Vice President and Portfolio Manager of Trusco Capital. His address is One Peachtree Center, Suite 4500, 303 Peachtree Street, NE, Atlanta, Georgia 30308.

Lewis E. Daidone, Senior Vice President and Treasurer (Age 37). Managing Director of Smith Barney; Director and Senior Vice President of SBMFM. Mr. Daidone also serves as Senior Vice President and Treasurer of 41 other funds of the Smith Barney Mutual Funds. His address is 388
Greenwich Street, New York, New York 10013.

Christina T. Sydor, Secretary (Age 44). Managing Director of Smith Barney; General Counsel and Secretary of SBMFM. Ms. Sydor also serves as Secretary of 41 other funds of the Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

	As of [         ], 1996, the Trust's Trustees and officers of the
Funds as a group owned less than 1.00% of the outstanding shares of the Trust.

	No officer, director or employee of Smith Barney, or of any parent or subsidiary receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an officer, director or employee of Smith Barney or any of its affiliates a fee of $6,000 per annum plus $1,000 per meeting attended and reimburses each Trustee for travel and out-of-pocket expenses. For the fiscal year ended January 31, 1997, such fees and expenses totalled
[$             ].

	For the fiscal year ended January 31, 1997, the Trustees of the Trust were paid the following compensation:


								Aggregate Compensation
				Aggregate Compensation	from the Smith Barney
Trustee(*)			      from the Fund**		        Mutual
Funds

Lee Abraham(9)....................................     $52,700
		$52,700
Antoinette C. Bentley(9)#......................       48,750
		  48,750
Allan J. Bloostein(15)............................       52,800
		  91,300
Richard E. Hanson, Jr.(9)......................       52,800
		  52,800
Madelon Devoe Talley(10)## ................       48,050
	  67,550

 (*) Number of directorships/trusteeships held with other mutual funds in the Smith Barney Mutual Funds.
**   The aggregate remunueration paid to the Trustees by the Trust for the fiscal year ended January 31, 1996, which includes reimbursement for travel and out-of-pocket expenses.
  #   1997 fees 100% deferred
##   1997 fees 50% deferred


Investment Advisers and Administrator

SBMFM (formerly known as Smith, Barney Advisers, Inc.) serves as investment adviser to Growth and Income Fund pursuant to a transfer of the investment advisory agreement effective November 7, 1994 (the "Growth and Income Advisory Agreement"), from its affiliate, Mutual Management Corp. SBMFM also serves as investment advisor and administrator to the Growth Fund pursuant to an Investment Advisory and
Administration Agreement dated [    ], 1996 (the "Growth Fund Advisory
Agreement"). Mutual Management Corp. and SBMFM are both wholly owned subsidiaries of Smith Barney Holdings Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"). The Growth and Income Advisory Agreement and the Growth Fund Advisory Agreement each an "Advisory Agreement" and collectively the "Advisory Agreements"). The Growth and Income Advisory Agreement is dated August 31, 1994. The services provided by SBMFM under the Advisory Agreements are described in the Prospectuses under "Management of the Trust and the Fund."

	SBMFM bears all expenses in connection with the performance of its services and pays the salary of any officer and employee who is employed by both it and the Trust. As compensation for investment advisory services rendered to Growth and Income Fund, the Fund pays a fee computed daily and paid monthly at the annual rate of 0.45% of the value of the average daily net assets of the Fund. As compensation for investment advisory and administration services rendered to the Growth Fund, the Fund pays a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the average daily net assets of the Fund.

	SBMFM also serves as administrator to the Growth and Income Fund and the Social Awareness Fund pursuant to a written agreement (the "Administration Agreement") dated August 31, 1996. For administration services rendered, the Growth and Income Fund and the Social Awareness Fund pay SBMFM a fee at the annual rate of 0.20% of the value of the respective Funds' average daily net assets.

	Certain of the services provided to the Funds by SBMFM are described in the Prospectuses under "Management of the Trust and the Fund." In addition to those services, SBMFM pays the salaries of all officers and employees who are employed by SBMFM and the Fund, maintains office facilities for each Fund, furnishes each Fund with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Funds, prepares reports to the Funds' shareholders and prepares tax returns, reports to and filings with the Securities and Exchange Commission (the "SEC") and state Blue Sky authorities. SBMFM bears all expenses in connection with the performance of its services.

	Strategy Advisers serves as investment adviser to Social Awareness Fund pursuant to a written agreement (the "Strategy Advisory
Agreement"), dated August 31, 1996. Strategy Advisers is a wholly owned subsidiary of Holdings. Certain of the services provided by Strategy Advisers under the Strategy Advisory Agreement are described in the Prospectus under "Management of the Trust and the Fund." As compensation for Strategy Advisers' services rendered to Social Awareness Fund, the Fund pays a fee computed daily and paid monthly at the annual rate of
 .55% of the value of the Fund's average daily net assets.

	Each of SBMFM and Strategy Advisers (each, an "Adviser" and collectively, the "Advisers") pays the salaries of all officers and employees who are employed by both it and the Trust, and maintains office facilities for the Funds. Each of the service providers also bears all expenses in connection with the performance of its services under its agreement relating to a Fund.

	For the fiscal years ended January 31, 1995, 1996 and 1997, the Funds paid investment advisory and/or administration fees to their respective Advisers and the administrator as follows:

						   Growth and Income Fund
						Fiscal Year Ended January 31,
						1995		1996		1997

Investment Advisory
fees...........................................$847,149	$918,110
	$
Administration
fees.....................................................376,511
408,049


						    Social Awareness Fund
						Fiscal Year Ended January 31,
						1995		1996		1997

Investment Advisory
fees...........................................$2,013,080	$2,095,050
	$
Administration
fees........................................................732,029
761,836

	Each Adviser and the administrator has agreed that if in any fiscal year the aggregate expenses of the Fund it serves (including fees payable pursuant to its agreement with respect to the Fund, but excluding interest, taxes, brokerage, fees paid pursuant to the Trust's services and distribution plan, and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, the Adviser and administrator, to the extent required by state law, will reduce their fees to the Fund by the amount of such excess expense, such amount to be allocated between them in the same proportion as their respective fees bear to the combined fees for investment advice and administration. Such fee reduction, if any, will be estimated and reconciled on a monthly basis. The most restrictive state expense limitation currently applicable to any Fund requires a reduction of fees in any year that such expenses exceed 2.50% of the Fund's first $30 million of average net assets, 2.00% of the next $70 million of average net assets and 1.50% of the remaining average net assets.

Counsel and Auditors

	Willkie Farr & Gallagher serves as legal counsel to the Trust. Stroock & Stroock & Lavan serves as counsel to the Independent Trustees of the Funds.

	KMPG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, has been selected as the Trust's independent auditor to examine and report on the Trust's financial statements and highlights for the fiscal year ending January 31, 1997.


INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

The Prospectuses discuss the investment objectives of the Funds and the policies employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies the Funds may utilize and certain risks attendant to such investments, policies and strategies. There can be no assurance that the respective investment objectives of the Funds will be achieved.

	United States Government Securities. United States government securities include debt obligations of varying maturities issued or guaranteed by the United States government or its agencies or instrumentalities ("U.S. government securities"). Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance.

	U.S. government securities include not only direct obligations of the United States Treasury, but also include securities issued or guaranteed by the Federal Housing Administration, Federal Financing
Bank, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Maritime Administration, Resolution Trust Corporation, Tennessee Valley
Authority, District of Columbia Armory Board, Student Loan Marketing Association and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing a reorganization since 1987). Because the United States government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will invest in obligations issued by such an instrumentality only if the Fund's Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

	Venture Capital Investments (Social Awareness Fund). Social Awareness Fund may invest up to 5% of its total assets in venture capital investments, that is, new and early stage companies whose securities are not publicly traded. Venture capital investments may present significant opportunities for capital appreciation but involve a high degree of business and financial risk that can result in substantial losses. The disposition of U.S. venture capital investments, which may include limited partnership interests, normally would be restricted under Federal securities laws. Generally, restricted securities may be sold only in privately negotiated transactions or in public offerings registered under the Securities Act of 1933, as amended. The Fund also may be subject to restrictions contained in the securities laws of other countries in disposing of portfolio securities. As a result of these restrictions, the Fund may be unable to dispose of such investments at times when disposal is deemed appropriate due to investment or liquidity considerations; alternatively, the Fund may be forced to dispose of such investments at less than fair market value. Where registration is required, the Fund may be obligated to pay part or all of the expenses of such registration.

	Lending of Portfolio Securities. Each Fund has the ability to lend portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 20% (33 1/3% in the case of the Growth Fund) of a Fund's total assets taken at value. A Fund will not lend portfolio securities to Smith Barney unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities that are maintained at all times in a segregated account in an amount equal to 100% of the current market value of the loaned securities. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

	By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. A Fund will comply with the following conditions whenever its portfolio securities are loaned:
(a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by each Fund's Adviser to be of good standing and will not be made unless, in its judgment, the consideration to be earned from such loans would justify the risk.

	Options on Securities. The Growth and Income Fund and the Social Awareness Fund may write covered call options and enter into closing transactions with respect thereto. The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option
(or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. The size of the premiums a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

	Options written by the Funds normally will have expiration dates between one and nine months from the date they are written. The exercise price of the options may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the market values of the underlying securities at the times the options are written. A Fund may write (a) in-the-money call options when its Adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when its Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when its Adviser expects that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received.

	So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the domestic securities exchange on which the option is written.

	An option position may be closed out only where there exists a secondary market for an option of the same series on a securities exchange or in the over-the-counter market. Social Awareness Fund expects to write options only on domestic securities exchanges. A Fund may realize a profit or loss upon entering into a closing transaction. In cases in which a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option.

	Although Social Awareness Fund generally will write only those options for which the Fund's Adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and the domestic securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that otherwise may interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

	Securities exchanges have established limitations governing the maximum number of calls and puts of each class that may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different national securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Funds and other clients of their respective Advisers and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

	In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, a Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk because the Fund will have the absolute right to receive from the issuer of the underlying securities an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expense in connection with any such purchase or borrowing.

	Money Market Instruments. Subject to the restrictions noted in the Prospectuses, the money market instruments in which the Funds may invest are: U.S. government securities; certificates of deposit ("CDs"), time deposits ("TDs") and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

	Bank Obligations. CDs are short-term, negotiable obligations of commercial banks; TDs are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates; and bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Fund, depending upon the principal amount of CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

	Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulations. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

	Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

	In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, each Fund's Adviser will carefully evaluate such investments on a case-by-case basis. Savings and loan associations, the CDs of which may be purchased by the Funds, are supervised by the Office of Thrift Supervision and are insured by the Savings Association and Insurance Fund. As a result, such savings and loan associations are subject to regulation and examination.

	Commercial Paper. Commercial paper is a short-term, unsecured negotiable promissory note of a domestic or foreign company. A Fund may invest in short-term debt obligations of issuers that at the time of purchase are rated A-2, A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P") or Prime-2 or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if unrated, are issued by companies having an outstanding unsecured debt issue currently rated within the two highest ratings of S&P or Moody's. A discussion of S&P and Moody's rating categories appears in the Appendix to this Statement of Additional Information.

	A Fund also may invest in variable rate master demand notes, which typically are issued by large corporate borrowers providing for variable amounts of principal indebtedness and periodic adjustments in the interest rate according to the terms of the instrument. Demand notes are direct lending arrangements between the Fund and an issuer, and are not normally traded in a secondary market. A Fund, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those set forth above for issuers of commercial paper. Each Fund's Adviser will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand.

	Convertible Securities. The Funds may invest in convertible securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and thus may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

	As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

	Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

	Preferred Stock. The Funds may invest in preferred stocks. Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common stockholders receiving any dividends. Preferred stock dividends must be paid before common stock dividends and for that reason preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and therefore do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

	American, European, Global and Continental Depositary Receipts. The assets of Social Awareness Fund and the Growth Fund may be invested in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are U.S. dollar-denominated receipts typically issued by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and CDRs in bearer form are designed for use in European securities markets.

Investment Restrictions

The Trust has adopted the following investment restrictions for the protection of shareholders. Restrictions 1 through 8 below have been adopted by the Trust with respect to each Fund as fundamental policies. Under the 1940 Act, a fundamental policy of a Fund may not be changed without the vote of a majority, as defined in the 1940 Act, of the outstanding voting securities of the Fund. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares. Investment restrictions 9 through 17 may be changed by vote of a majority of the Trust's Board of Trustees at any time.

	The investment policies adopted by the Trust prohibit a Fund from:

       1.	Purchasing the securities of any issuer (other than U.S.
government securities) if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

       2	Purchasing more than 10% of the voting securities of any one issuer, or more than 10% of the securities of any class of any one issuer; provided that this limitation shall not apply to investments in U.S. government securities.

       3.	Borrowing money, except that a Fund may borrow from banks
for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not to exceed
10% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the total assets of a Fund, the Fund will not make any additional investments.

       4.	Underwriting the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

       5.	Purchasing or selling real estate or interests in real
estate, except that the Fund may purchase and sell securities that are secured by real estate and may purchase securities issued by companies that invest or deal in real estate.

       6.	Investing in commodities, except that each Fund may invest
in futures contracts and options on futures contracts as described in each Fund's Prospectus.

       7.	Making loans to others, except through the purchase of
qualified debt obligations, loans of portfolio securities and the entry into repurchase agreements.

       8.	Purchasing any securities (other than U.S. government
securities) which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry.

       9.	Purchasing securities on margin. For purposes of this
restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin by any Fund permitted to engage in transactions in futures contracts or related options.

      10.	Making short sales of securities or maintaining a short
position, except that the Growth Fund may sell securities short
"against the box".

      11.	Pledging, hypothecating, mortgaging or otherwise encumbering more than 10% of the value of the Fund's total assets. For purposes of this restriction, (a) the deposit of assets in escrow in connection with the writing of covered call options and (b) collateral arrangements with respect to (i) the purchase and sale of options on stock indices and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

      12.	Investing in oil, gas or other mineral exploration or
development programs, except that the Fund may invest in the securities of companies that invest in or sponsor those programs.

      13.	Investing in securities of other investment companies
registered or required to be registered under the 1940 Act, except as they may be acquired as part of a merger, consolidation, reorganization or acquisition of assets or an offer of exchange.

      14.	Writing or selling puts, calls, straddles, spreads or
combinations thereof, except that Social Awareness Fund may write covered call options.

      15.	Purchasing restricted securities (excluding (i) securities
subject to Rule 144A of the Securities Act of 1933, as amended, (the "1933 Act") determined by the Trustees to be liquid and (ii) certain privately issued commercial paper eligible for resale to institutional investors without registration pursuant to Section
4(2) of the 1933 Act), illiquid securities (such as repurchase agreements with maturities in excess of seven days) or other securities that are not readily marketable if more than 15% of the total assets of the Fund would be invested in such securities.

      16.	Making investments for the purpose of exercising control or
management.

      17.	Purchasing or retaining securities of any company if, to the knowledge of the Trust, any of a Fund's officers or Trustees of the Trust or any officer or director of an Adviser individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of such securities.

	The Trust may make commitments more restrictive than the restrictions listed above with respect to a Fund so as to permit the sale of shares of the Fund in certain states. Should the Trust determine that any such commitment is no longer in the best interests of a Fund and its shareholders, the Trust will revoke the commitment by terminating the sale of shares of the Fund in the relevant state. The percentage limitations contained in the restrictions listed above apply at the time of purchases of securities.

Portfolio Turnover

The Funds do not intend to seek profits through short-term trading. Nevertheless, the Funds will not consider turnover rate a limiting factor in making investment decisions.

	Under certain market conditions, a Fund may experience increased portfolio turnover as a result of its options activities. For instance, the exercise of a substantial number of options written by a Fund (due to appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. In addition, Social Awareness Fund may experience increased portfolio turnover as a result of the asset allocation strategy that it employs and the Growth Fund's disciplined sell strategy may result in an increased portfolio turnover. The portfolio turnover rate of a Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less on the date of acquisition are excluded from the calculation.

	For the fiscal years ended January 31, 1996 and 1997, the portfolio turnover rates of the Funds were as follows:

							1996		1997

Social Awareness Fund					 81%
Growth and Income Fund					 15%
Growth Fund						 N\A		  N\A

Portfolio Transactions

	Most of the purchases and sales of securities for a Fund, whether transacted on a securities exchange or in the over-the-counter market, will be effected in the primary trading market for the securities. The primary trading market for a given security generally is located in the country in which the issuer has its principal office. Decisions to buy and sell securities for a Fund are made by its Adviser, which also is responsible for placing these transactions, subject to the overall review of the Trust's Trustees.

	Although investment decisions for each Fund are made independently from those of the other accounts managed by its Adviser, investments of the type the Fund may make also may be made by those other accounts.
When a Fund and one or more other accounts managed by its Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by the Fund.

	Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality, respectively.

	The following table sets forth certain information regarding the payment of brokerage commissions by the Social Awareness Fund and the Growth and Income Fund:

						Fiscal Year	Social
						Ended		Awareness	Growth and
						January 31,	Fund		Income Fund

Total Brokerage Commissions			1996		   232,581
95,978
						1997		[             ]	[
]

Commissions paid to				1995		  117,328
53,370
Smith Barney					1996		    16,210
3,690
						1997

% of Total Brokerage
Commissions paid to
Smith Barney 					1997		      [  %]
	[  ]%

% of Total Transactions
involving Commissions paid
to Smith Barney					1997		      [    ]%
	[   ]%

	The total brokerage commissions paid by the Funds for each fiscal year vary primarily due to increases or decreases in the Funds' volume of securities transactions on which brokerage commissions are charged.

	In selecting brokers or dealers to execute portfolio transactions on behalf of a Fund, the Fund's Adviser seeks the best overall terms available. In assessing the best overall terms available for any transaction, each Adviser will consider the factors the Adviser deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and the execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each advisory agreement between the Trust and an Adviser relating to a Fund authorizes the Adviser, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of
1934) provided to the Fund, the other Funds and/or other accounts over which the Adviser or its affiliates exercise investment discretion. The fees under the advisory agreements relating to the Funds between the Trust and the Advisers are not reduced by reason of their receiving such brokerage and research services. The Trust's Board of Trustees periodically will review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Funds.

	To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, the Board of Trustees has determined that transactions for a Fund may be executed through Smith Barney and other affiliated broker-dealers if, in the judgment of the Fund's Adviser, the use of such broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, such broker-dealer charges the Fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Smith Barney may directly execute such transactions for the Funds on the floor of any national securities exchange, provided (a) the Board of Trustees has expressly authorized Smith Barney to effect such transactions, and (b) Smith Barney annually advises the Trust of the aggregate compensation it earned on such transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

	The Funds will not purchase any security, including U.S.
government securities, during the existence of any underwriting or selling group relating thereto of which Smith Barney is a member, except to the extent permitted by the SEC.


PURCHASE OF SHARES

Volume Discounts

	The schedule of sales charges on Class A shares described in the Prospectuses applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act; (e) tax-exempt organizations numerated in Section 501(c)(3) or (13) of the Code; and (f) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of a Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Smith Barney Financial Consultant or PFS.

Combined Right of Accumulation

	Reduced sales charges, in accordance with the schedules in the Prospectuses, apply to any purchase of Class A shares if the aggregate investment in Class A shares of any Fund and in Class A shares of other funds of the Smith Barney Mutual Funds that are offered with a sales charge, including the purchase being made, of any purchaser is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. The Trust reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the combined right of accumulation, shareholders should contact a Smith Barney Financial Consultant or PFS.

Determination of Public Offering Price

	The Trust offers shares of the Funds to the public on a continuous basis. The public offering price for Class A shares of the Funds is equal to the net asset value per share at the time of purchase, plus a sales charge based on the aggregate amount of the investment. The public offering price for Class B, Class C, Class Y and Class Z shares of a
Fund (and Class A share purchases, including applicable right of accumulation, equalling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class B and Class C shares and of Class A shares when purchased in amounts equalling or exceeding $500,000. The method of computation of the public offering price is shown in the Funds' financial statements, which are incorporated by reference in their entirety into this Statement of Additional
Information.


REDEMPTION OF SHARES

	The right of redemption may be suspended or the date of payment postponed (a) for any period during which the New York Stock Exchange, Inc. ("NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

Distributions in Kind

	If the Board of Trustees of the Trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the Fund may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of its net assets by distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.



Automatic Cash Withdrawal Plan

	An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 monthly may be made under the Withdrawal Plan by redeeming as many shares of the Funds as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. To the extent withdrawals exceed dividends, distributions and appreciation of the shareholder's investment in a Fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments will reduce the shareholder's investment and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund. Furthermore, as it would not generally be advantageous to a shareholder to make additional investments in a Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

	Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with First Data as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are automatically reinvested at net asset value in additional shares of a Fund. Withdrawal Plans should be set up with any Smith Barney Financial Consultant. A shareholder who purchases shares directly through First Data may continue to do so and applications for participation in the Withdrawal Plan must be received by First Data no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Smith Barney Financial Consultant.


DISTRIBUTORS

	Shares of the Trust are distributed on a best efforts basis by Smith Barney as sales agent of the Trust pursuant to a written agreement (the "Smith Barney Distribution Agreement"). Class A and Class B Shares of the Social Awareness Fund and the Growth Fund are distributed on a best efforts basis by PFS as sales agent pursuant to a written agreement (the "PFS Distribution Agreement" and together with the Smith Barney Distribution Agreement the "Distribution Agreements").

	When payment is made by the investor before settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Smith Barney or PFS may benefit from the temporary use of the Funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than Smith Barney Exchange Reserve Fund) of the Smith Barney Mutual Funds. If the investor instructs Smith Barney to invest the funds in a Fund of the Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Fund and the Smith Barney money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact they are receiving investment management fees from both such investment companies for managing these assets computed on the basis of their average daily net assets. The Trust's Board of Trustees has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution Agreements for continuance.

Distribution Arrangements

	To compensate Smith Barney and PFS for the services they provide and for the expense they bear under the Distribution Agreements, the Trust has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Trust pays Smith Barney and PFS with respect to each Fund they distribute a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Fund's Class A, Class B and Class C shares sold by either Smith Barney or PFS. In addition, the Trust pays Smith Barney or PFS a distribution fee with respect to each Fund's Class B and Class C shares sold by either Smith Barney or PFS primarily intended to compensate Smith Barney for its initial expense of paying its Financial Consultants and PFS which, in turn, pays PFS Investments, Inc. to pay its Investments Representatives, a commission upon sales of those shares. The Class B and Class C distribution fees are calculated at the annual rate of 0.75% for the Social Awareness Fund and the Growth Fund and 0.50% for the Growth and Income Fund of the value of a Fund's average daily net assets attributable to the shares of that Class.

	The following expenses were incurred during the periods indicated:

	Sales Charges (paid to Smith Barney).

						Class A
			Fiscal Year		Fiscal Year		Fiscal Year
Name of Fund		Ended 1/31/95		Ended 1/31/96
	Ended 1/31/97

Social Awareness	 	$13,735		    	$47,000
	$
Growth and Income	  39,518			  69,000


	CDSC (paid to Smith Barney)

						Class B
			Fiscal Year		Fiscal Year		Fiscal Year
Name of Fund		Ended 1/31/95		Ended 1/31/96
	Ended 1/31/97

Social Awareness		   $ 311,572		  $382,000		$
Growth and Income	      271,979		    216,000


							Class C
						(formerly Class D Shares)
			Fiscal Year		Fiscal Year		Fiscal Year
			Ended 1/31/95		Ended 1/31/96		Ended
1/31/97
Name of Fund

Social Awareness		$55			$1,000			$
Growth and Income	$			$			$


	Service Fees (paid to Smith Barney)

						Class A
			Fiscal Year		Fiscal Year		Fiscal Year
Name of Fund		Ended 1/31/95		Ended 1/31/96
	Ended 1/31/97

Social Awareness		$148,061		$401,114		$
Growth and Income	    97,689		  256,112



						Class B
			Fiscal Year		Fiscal Year		Fiscal Year
Name of Fund		Ended 1/31/95		Ended 1/31/96
	Ended 1/31/97

Social Awareness		$ 764,217		$544,656		$
Growth and Income	   372,877		  252,848


						Class C
					(formerly Class D Shares)
			Fiscal Year		Fiscal Year		Fiscal Year
			Ended 1/31/95		Ended 1/31/96		Ended
1/31/97
Name of Fund

Social Awareness		$2,759			$6,110
	$
Growth and Income*	$1,100			$			$
____________________________
* Class C Shares were first purchased by the public on August 15, 1994.


	Distribution Fees (paid to Smith Barney)

						Class B
			Fiscal Year		Fiscal Year		Fiscal Year
Name of Fund		Ended 1/31/95		Ended 1/31/96
	Ended 1/31/97

Social Awareness		$2,292,652		$1,633,968		$
Growth and Income	     745,754		     505,697


						Class C
					(formerly Class D Shares)
			Fiscal Year		Fiscal Year		Fiscal Year
			Ended 1/31/95		Ended 1/31/96		Ended
1/31/97
Name of Fund

Social Awareness		$8,277			$18,328
	$
Growth and Income*	      78			    2,200
_____________________________
* Class C Shares were first purchased by the public on August 15, 1994.

	For the fiscal year ended January 31, 1997, the distribution expenses incurred by Smith Barney on Class B and Class C shares totaled
[$             ].

	Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreements. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the Trustees and such Independent Trustees in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of such Independent Trustees or by a vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, Smith Barney will provide the Trust's Board of Trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.


VALUATION OF SHARES

	Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Trust in valuing assets of the Funds.

	A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Trust's Board of Trustees. In carrying out the Board's valuation policies, SBMFM, as administrator, may consult with an independent pricing service (the "Pricing Service") retained by the Trust.

	Debt securities of domestic issuers (other than U.S. government securities and short-term investments) are valued by SBMFM, as administrator, after consultation with the Pricing Service approved by the Trust's Board of Trustees. When, in the judgment of the Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which, in the judgment of the Pricing Service, there are no readily obtainable market quotations are carried at fair value as determined by the Pricing Service. The procedures of the Pricing Service are reviewed periodically by the officers of the Funds under the general supervision and responsibility of the Trust's Board of Trustees.


EXCHANGE PRIVILEGE

	Except as noted below, shareholders of any fund of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other funds of the Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange, except that Class B shares of any fund may be exchanged without a sales charge. Class B shares of a Fund exchanged for Class B shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

	The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant or PFS.

	Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

PERFORMANCE DATA

	From time to time, the Trust may quote total return of the Classes of the various Funds in advertisements or in reports and other communications to shareholders. A Fund may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The
New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the Funds describes the expenses or performance of Class A, Class B, Class C or Class Y, it will also disclose such information for the other Classes.

Average Annual Total Return

	"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

					P(1+T)n = ERV

Where:		P	=	a hypothetical initial payment of $1,000.
		T	=	average annual total return.
		n	=	number of years.
		ERV	=	Ending Redeemable Value of a hypothetical $1,000
payment made
				at the beginning of the 1-, 5- or 10-year period
at the
				end of the 1-, 5- or 10-year period (or
fractional portion thereof),
				assuming reinvestment of all dividends and
distributions.

	The average annual total returns of the Funds' Class A shares were as follows for the periods indicated:

								        Per Annum
								       for the Period
							       from the Commencement
of
					One Year Period	Operations* through
					Ended 1/31/96			1/31/96


Name of Fund

Strategic Investors			      20.14%			12.05%
Growth and Income			      24.38			  9.32
______________________________
*The Funds commenced selling Class A shares on November 6, 1992.




	The average annual total returns of the Funds' Class B shares were as follows for the periods indicated:

						Per Annum	        Per Annum
						     for the	       for the
Period
				One Year	Five Year	from the Commencement of
				Period Ended	Period Ended
Operations* through
				    1/31/96  	     1/31/96
	1/31/96
Name of Fund

Strategic Investors(1)		  20.58%	     12.89%		10.70%
Growth and Income(2)		  25.23		    N/A
	10.03
________________________________
(1) The Fund commenced selling Class B shares on February 2, 1987.
(2) The Fund commenced selling Class B shares on November 6, 1992.


	The average annual total returns of the Funds' Class C shares were as follows for the periods indicated:

				One Year		Per Annum for
				Period Ended		the Period Ended
				   1/31/96		       1/31/96
Name of Fund

Strategic Investors		    24.77%		      11.34%
Growth and Income		    29.23			      19.31
______________________________
*The Funds commenced selling Class C shares (previously Class D shares) on January 29, 1993.

	Average annual total return figures calculated in accordance with the above formula assume that the maximum 5% sales charge or maximum CDSC, as the case may be, has been deducted from the hypothetical investment. A Fund's net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

Aggregate Total Return

"Aggregate total return" figures represent the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:

ERV-P
-----
P

Where:	P	=	a hypothetical initial payment of $10,000.
	ERV	=	Ending Redeemable Value of a hypothetical $10,000
investment made at
			the  beginning of the 1-, 5- or 10-year period at the
end of the 1-, 5- or
			10-year period (or fractional portion thereof),
assuming reinvestment of
			all dividends and distributions.




	The aggregate total returns (with fees waived) for the following classes, were as follows for the periods indicated:

				Without Sales Charge			      With Sales Charge

						Period from	|			Period from
			One Year   Five Year   Commencement	|One Year  Five Year
Commencement
			Period	     Period	of Operations	|Period	     Period
	of Operations
			Ended	     Ended	   through	|Ended	     Ended	    tbrough
			1/31/96*     1/31/96*	  1/31/96*	|1/31/96**   1/31/96**
1/31/96**

Strategic Investors
	Class A+	26.47%	      -----		    52.05%	20.14%	       ----
	   44.49%
	Class B (1)	25.58%	     84.33%	  149.55		20.58         83.33%
149.55
	Class C++	25.77	      -----		    34.26      	24.77	       ----
	   34.26

Growth and Income
	Class A+	30.97%	      -----		    40.46%	24.38%	       ----
	   33.44%
	Class B (2)	30.23	      -----		    38.22		25.23	       ----
36.22
	Class C++	30.23	      ----- 		    29.47		29.23
----		   29.47
_____________________________________
  *	Figures do not include the effect of the maximum sales charge or maximum applicable CDSC. If
	they had been included, it would have had the effect of lowering the returns shown.
**	Figures include the effect of the maximum sales charge or maximum applicable CDSC.
  +	The Fund commenced selling Class A shares on November 6, 1992.
++	The Fund commenced selling Class C shares (previously Class D shares) on January  29, 1993.
(1)	The Fund commenced selling Class B shares on February 2, 1987.
(2)	The Fund commenced selling Class B shares on November 6, 1992.

	It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance.

	A Class' performance will vary from time to time depending on market conditions, the composition of the relevant Fund's portfolio and operating expenses and the expenses exclusively attributable to that Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.


TAXES

The following is a summary of certain Federal income tax considerations that may affect the Funds and their shareholders. This summary is not intended as a substitute for individual tax advice, and investors are urged to consult their own tax advisors as to the tax consequences of an investment in any Fund of the Trust.



Tax Status of the Funds

Each Fund will be treated as a separate taxable entity for Federal income tax purposes with the result that: (a) each Fund must meet separately the income and distribution requirements for qualification as a regulated investment company and (b) the amounts of investment income and capital gains earned will be determined on a Fund-by-Fund (rather than on a Trust-wide) basis.

Taxation of Shareholders

Dividends paid by a Fund from investment income and distributions of short-term capital gains will be taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares. Distributions of long-term capital gains will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares, and regardless of the length of time the investor has held his or her shares of the Fund.

	Dividends of investment income (but not capital gains) from any Fund generally will qualify for the Federal dividends-received deduction for corporate shareholders to the extent such dividends do not exceed the aggregate amount of dividends received by the Fund from domestic corporations. If securities held by a Fund are considered to be "debt-financed" (generally, acquired with borrowed funds), are held by the Fund for less than 46 days (91 days in the case of certain preferred stock), or are subject to certain forms of hedges or short sales, the portion of the dividends paid by the Fund that corresponds to the dividends paid with respect to such securities will not be eligible for the corporate dividends-received deduction.

	If a shareholder (a) incurs a sales charge in acquiring shares of a Fund, (b) disposes of those shares within 90 days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (that is, an exchange privilege), the sales charge increases the shareholder's tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired or redeemed shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

	Capital Gains Distribution. In general, a shareholder who redeems or exchanges his or her shares will recognize long-term capital gain or loss if the shares have been held for more than one year, and will recognize short-term capital gain or loss if the shares have been held for one year or less. If a shareholder receives a distribution taxable as long-term capital gain with respect to shares of a Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on such redemption or exchange that is less than or equal to the amount of the distribution will be treated as long-term capital loss.

	Backup Withholding. If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend and interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to withholding, then the shareholder may be subject to a 31% Federal backup withholding tax with respect to (a) any dividends and distributions and (b) any proceeds of any redemptions or exchanges. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.



Regulated Investment Company Status

Each Fund intends to qualify or continue to qualify in subsequent years, as applicable, as a regulated investment company within the meaning of
Section 851 of the Code. The Trust will monitor each Fund's investments so as to meet the requirements for qualification on a continuing basis.

	As a regulated investment company, a Fund will not be subject to Federal income tax on the net investment income and net capital gains, if any, that it distributes to its shareholders, provided that at least 90% of the sum of investment income and short-term capital gains is distributed to its shareholders. All net investment income and net capital gains earned by a Fund will be reinvested automatically in additional shares of the Fund, unless the shareholder elects to receive dividends and distributions in cash. Amounts reinvested in additional shares will be considered to have been distributed to shareholders.

	To qualify as a regulated investment company, each Fund must meet certain requirements set forth in the Code. One requirement is that each Fund must earn at least 90% of its gross income from (a) interest, (b) dividends, (c) payments with respect to securities loans, (d) gains from the sale or other disposition of stock or securities or foreign currencies and (e) other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the "90% Test"). An additional requirement is that each Fund must earn less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months (the "30% Test"). Legislation currently pending before the U.S. Congress would repeal the 30% Test. However, it is impossible at this time to predict whether this legislation will become law and, if it is so enacted, what form it will eventually take. Depending upon the circumstances, the 30% Test may limit the extent to which the Fund may: (a) sell securities held for less than three months; (b) effect short sales of securities that are identical (or substantially identical) to securities held by it for less than three months; (c) write options that expire in less than three months; and (d) effect closing transactions with respect to call or put options that have been written or purchased within the preceding three months. A Fund's gain or loss from the sale (including open short sales) or other dispositions of stock or securities (with the term "securities" defined to include put and call options) held for less than three months will be netted against its gain or loss on positions that are part of a "designated hedge" with respect to such three-month investments.

Taxation of Fund Investments

Gain or loss on the sale of a security by a Fund generally will be long-term capital gain or loss if the Fund has held the security for more than one year. Gain or loss on the sale of a security held for not more than one year generally will be short-term capital gain or loss. If a Fund acquires a debt security at a substantial discount, a portion of any gain upon sale or redemption of such debt security will be taxed as ordinary income rather than capital gain to the extent it reflects accrued market discount.

	Options Transactions. The tax consequences of options transactions entered into by a Fund will vary depending on whether the underlying security is held as a capital asset, whether the Fund is writing or purchasing the option and whether the "straddle" rules, discussed separately below, apply to the transaction.

	A Fund may write a call option on an equity or convertible debt security. If the option expires unexercised or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss without regard to any unrealized gain or loss on the underlying security. Generally, any such gain or loss will be short-term capital gain or loss, except that any loss on certain covered call stock options will be treated as long-term capital loss. If a call option written by a Fund is exercised, the Fund will treat the premium received for writing such call option as additional sales proceeds and will recognize a capital gain or loss from the sale of the underlying security. Whether the gain or loss will be long-term or short-term will depend on the Fund's holding period for the underlying security.

	If a Fund purchases a put option on an equity or convertible debt security and it expires unexercised, the Fund will realize a capital loss equal to the cost of the option. If a Fund enters into a closing sale transaction with respect to the option, it will realize a capital gain or loss and such gain or loss will be short-term or long-term depending on the Fund's holding period for the option. If a Fund exercises such a put option, it will realize a short-term or long-term capital gain or loss (depending on the Fund's holding period for the underlying security) from the sale of the underlying security. The amount realized on such sale will be the sales proceeds reduced by the premium paid.

	Mark-to-Market. The Code imposes a special "mark-to-market" system for taxing "Section 1256 contracts" including options on nonconvertible debt securities (including U.S. government securities), options on certain stock indexes and certain foreign currency contracts. In general, gain or loss on Section 1256 contracts will be taken into account for tax purposes when actually realized (by a closing transaction, by exercise, by taking delivery or by other termination). In addition, any Section 1256 contracts held at the end of the taxable year will be treated as though they were sold at their year-end fair market value (that is, "marked to market"), and the resulting gain or loss will be recognized for tax purposes. Provided that a Fund holds its
Section 1256 contracts as capital assets and they are not part of a straddle, both the realized and the unrealized year-end gains or losses from these investment positions (including premiums on options that expire unexercised) will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the period of time particular positions have actually been held by a Fund.

	A portion of the mark-to-market gain on instruments held for less than three months at the close of a Fund's taxable year may represent a gain on securities held for less than three months for purposes of the 30% Test discussed above. Accordingly, the Funds may restrict their fourth-quarter transactions in Section 1256 contracts.

	Straddles. The Code contains rules applicable to "straddles," which are "offsetting positions in actively traded personal property," including equity securities and options of the type in which a Fund may invest. If applicable, the "straddle" rules generally override the other provisions of the Code. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Funds generally are authorized to enter into put, call, and covered put and call positions. Depending on what other investments are held by a Fund at the time it enters into one of the above transactions, a Fund may create a straddle for Federal income tax purposes.

	If two (or more) positions constitute a straddle, recognition of a realized loss from one position (including a mark-to-market loss) must be deferred to the extent of unrecognized gain in an offsetting position. Interest and other carrying charges allocable to personal property that is part of a straddle must be capitalized. In addition, "wash sale" rules apply to straddle transactions to prevent the recognition of loss from the sale of a position at a loss when a new offsetting position is or has been acquired within a prescribed period.
To the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred or recharacterized as long-term losses, and long-term gains realized by the Fund may be converted to short-term gains.

	If a Fund chooses to identify a particular offsetting position as being one component of a straddle, a realized loss on any component of that straddle will be recognized no earlier than upon the liquidation of all components of that straddle. Special rules apply to "mixed" straddles (that is, straddles consisting of a Section 1256 contract and an offsetting position that is not a Section 1256 contract). If the Trust makes certain elections, all or a portion of the Section 1256 contract components of such mixed straddles of a Fund will not be subject to the 60%/40% mark-to-market rules. If any such election is made, the amount, the nature (as long-term or short-term) and the timing of the recognition of the Fund's gains or losses from the affected straddle positions will be determined under rules that will vary according to the type of election made.


ADDITIONAL INFORMATION

The Trust was organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated January 8, 1986, as amended from time to time (the "Trust Agreement"). The Trust commenced business as an investment company on March 3, 1986, under the name Shearson Lehman Special Equity Portfolios. On December 6, 1988, August 27, 1990, November 5, 1992, July 30, 1993 and October 14, 1994, the Trust changed its name to SLH Equity Portfolios, Shearson Lehman Brothers Equity Portfolios, Shearson Lehman Brothers Equity Funds, Smith Barney Shearson Equity Funds and Smith Barney Equity Funds, respectively.

	PNC is located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and serves as custodian for the Funds. Under its custodial agreement with the Trust, PNC is authorized to appoint one or more foreign or domestic banking institutions as sub-custodians of assets owned by a Fund. For its custody services, PNC receives monthly fees charged to each Fund based upon the month-end, aggregate net asset value of the Fund, plus certain charges for securities transactions. The assets of the Trust are held under bank custodianship in accordance with the 1940 Act.

	First Data is located at Exchange Place, Boston, Massachusetts 02109, and serves as the Trust's transfer agent. For its services as transfer agent, First Data receives fees charged to the Funds at an annual rate based upon the number of shareholder accounts maintained during the year. First Data also is reimbursed by the Funds for its out-of-pocket expenses.


FINANCIAL STATEMENTS

The Annual Reports of the Social Awareness Fund and the Growth and Income Fund for the fiscal year ended January 31, 1996 are incorporated into this Statement of Additional Information by reference in their entirety.


APPENDIX

Description of Ratings

Description of S&P Corporate Bond Ratings

	AAA

	Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

	AA

	Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

	A

	Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

	BBB

	Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

	BB, B and CCC

	Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and CCC, the highest degrees of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Description of Moody's Corporate Bond Ratings

	Aaa

	Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa

	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

	A

	Bonds which are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

	Baa

	Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba

	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

	B

	Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa

	Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

Moody's applies the numerical modifier 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P Municipal Bond Ratings

	AAA

	Prime -- These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

	General Obligation Bonds -- In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

	Revenue Bonds -- Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

	AA

	High Grade -- The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

	A

	Good Grade -- Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse affects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the ratings differ from the two higher ratings because:

	General Obligation Bonds -- There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

	Revenue Bonds -- Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

	BBB

	Medium Grade -- Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

	General Obligation Bonds -- Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered.

	Revenue Bonds -- Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

	BB, B, CCC and CC

	Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	C

	The rating C is reserved for income bonds on which no interest is being paid.

	D

	Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

	S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

Description of S&P Municipal Note Ratings

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Description of Moody's Municipal Bond Ratings

	Aaa

	Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa

	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

	A

	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

	Baa

	Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba

	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterize bonds in this class.

	B

	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa

	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

	Ca

	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

	C

	Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic ratings category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.

Description of Moody's Municipal Note Ratings

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade
(VMIG). This distinction recognizes the differences between short- and long-term credit risk. Loans bearing the designation MIG 1/VMIG 1 are the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Description of Commercial Paper Ratings

The rating A-1+ is the highest, and A-1 the second highest, commercial paper rating assigned by S&P. Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of A\- or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.

	The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of parent company and the relationships which exist with the issue; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

	Short-term obligations, including commercial paper, rated A-1+ by IBCA Limited or its affiliate IBCA Inc. are obligations supported by the highest capacity for timely repayment. Obligations rated A-1 have a very strong capacity for timely repayment. Obligations rated A-2 have a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic and financial conditions.

	Thomson BankWatch employs the rating "TBW-1" as its highest category, which indicates that the degree of safety regarding timely repayment of principal and interest is very strong. "TBW-2" is its second highest rating category. While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

	Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

	Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 - indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

	Various NRSROs utilize rankings within ratings categories indicated by a + or -. The Funds, in accordance with industry practice, recognize such ratings within categories as gradations, viewing for example S&P's rating of A-1+ and A-1 as being in S&P's highest rating category.

								Smith Barney
								EQUITY FUNDS









							Growth and Income Fund

							Social Awareness Fund

							Peachtree Growth Fund






								Statement of
								Additional Information
								[         ], 1996



Smith Barney
Equity Funds
388 Greenwich Street
New York, New York 10013							SMITH
BARNEY








	SMITH BARNEY EQUITY FUNDS
	PART C


Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

		Included in Part A:

			Financial Highlights

		Included in Part B:

			The Annual Reports of the Strategic Investors Fund and the Growth and Income Fund for the fiscal year ended
January 31, 1996 and the Report of Independent
Accountants were filed pursuant to Rule 30b-2 of the 1933 Act, on April 16, 1996 as accession number 91155-
96-000161.

The Semi-Annual Report of the Strategic Investors Fund for the six-month period ended July 31, 1996 was filed on September 30, 1996 as accession number 91155-96-
387.

		Included in Part C:

		Not applicable.

(b)	Exhibits

	All references are to the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed with the SEC on
January 9, 1986 (File Nos. 33-2627 and 811-4551).

	(1)(a)	Amended and Restated Master Trust Agreement and all
Amendments are incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement filed on January 31, 1994 ("Post-Effective Amendment No. 26").

	    (b)	Amendment dated October 14, 1994 and Form of Amendment
to Amended and Restated Master Trust Agreement are incorporated by reference to Post-Effective Amendment No. 29 to the Registration
Statement filed on November 7, 1994 ("Post-Effective Amendment No. 29").

	(2)	Registrant's By-Laws are incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration Statement filed on
February 25, 1986 ("Pre-Effective Amendment No. 1").

	(3)	Not applicable.

	(4)	Form of share certificate for Class A, B, C and Y shares to
be filed by amendment.

	(5)(a)	Investment Advisory Agreement between Registrant and
Smith Barney Strategy Advisers Inc., with respect to Strategic Investors Fund, is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement filed on January 30, 1996 ("Post-Effective Amendment No. 31").

	    (b)	Investment Advisory Agreement between Registrant and
Greenwich Street Advisors (relating to the Growth and Income Fund) dated May 22, 1993 is incorporated by reference to Post-Effective Amendment No. 26.

	    (c)	Asset Allocation Consulting Agreement between
Registrant and Shearson Lehman Hutton Inc. (relating to the Strategic Investors Portfolio) is incorporated by reference to Post-Effective Amendment No. 4.

	    (d)	Investment Advisory and Administration Agreement
between Registrant and SBMFM      ( relating to Peachtree Growth Fund)
to be filed by Amendment.

	(6)	Distribution Agreement between Registrant and Smith Barney
Shearson dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 26.

	(7)	Not applicable.

	(8)	Custodian Agreement between Registrant and PNC Bank,
National Association ("PNC Bank") is incorporated by reference to Post-Effective Amendment No. 31.

	(9)(a)	Administration Agreements between Registrant and SBMFM
(relating to the Growth and Income Fund and Strategic Investors Fund) dated May 4, 1994 are incorporated by reference to Post-
Effective Amendment No. 29

	    (b)	Transfer Agency Agreement between Registrant and First
Data Investor Services Group (formerly The Shareholder Services Group, Inc.) dated August 5, 1993 is incorporated by reference to Post-
Effective Amendment No. 26.

	(10)	Opinion of Robert A. Vegliante, Assistant Secretary to the
Registrant filed with the Registrant's Rule 24f-2 Notice filed on March
29, 1996.

	(11)	Not Applicable

	(12)	Not applicable.

	(13)	Not Applicable

	(14)	(a)	Prototype Defined Contribution Plan relating to 401(k)
program is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement filed with the SEC on April 18, 1996.
		(b)	Form of Individual Retirement Account Disclosure
Statement is incorporated by reference to Post-Effective Amendment No.
33 to the Registration Statement filed with the SEC on April 18, 1996.

	(15)(a)	Amended Services and Distribution Plans pursuant to
Rule 12b-1 between the Registrant on behalf of Smith Barney Growth and Income Fund and Smith Barney Strategic Investors Fund are incorporated by reference to Post-Effective Amendment No. 29.

	(15)(b)	Services and Distribution Agreement pursuant to 12b-1
between Registrant on behalf of Peachtree Growth Fund and Smith Barney Inc. will be filed by amendment.

	(16)	Performance information is incorporated by reference to
Post-Effective Amendments No. 9 and 10.

	(17)	Financial Data Schedule is incorporated by reference to
Post-Effective Amendment No. 33 to the Registration Statement filed with the SEC on April 18, 1996.

	(18)	Plan pursuant to Rule 18f-3 is incorporated by reference to
Post-Effective Amendment No. 31.

Item 25		Persons Controlled by or Under Common Control with
		Registrant
			None.

Item 26		Number of Holders of Securities

							Number of Record Holders by
Class
Title of Class						as of December 26, 1996

Beneficial Interest par value
$.001 per share				Class A		Class B
	Class C		Class Y

Smith Barney Strategic Investors Fund	19,856		17,945
	240		2

Smith Barney Growth and Income Fund	11,966		10,772
	216		3


Item 27		Indemnification

The response to this item is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement.


Item 28(a)	Business and Other Connections of Investment Adviser

Investment Adviser - - Smith Barney Mutual Funds Management Inc.
("SBMFM")

SBMFM, formerly known as Smith, Barney Advisers, Inc. SBMFM was incorporated in December 1968 under the laws of the State of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings") (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) ("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of officers and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Investment Advisers Act of 1940 (the "Advisers Act") (SEC File No. 801-8314).


Item 28(a)	Business and Other Connections of Investment Adviser

Investment Adviser - Smith Barney Strategy Advisers Inc. ("Strategy
Advisers")

Strategy Advisers was incorporated on October 22, 1986 under the laws of the State of Delaware. Strategy Advisers is a wholly owned subsidiary of SBMFM. Strategy Advisers is registered as an investment adviser under the Advisers Act. Strategy Advisers is also registered with the Commodity Futures Trading Commission (the "CFTC") as a commodity pool operator under the Commodity Exchange Act (the "CEA"), and is a member of the National Futures Association (the "NFA").

The list required by this Item 28 of officers and directors of SBMFM and Strategy Advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, in incorporated b reference to Schedules A and D of FORM ADV filed by SBMFM on behalf of Strategy Advisers pursuant to the Advisers Act (SEC File No. 801-8314).


Item 29.     Principal Underwriters

Smith Barney Inc. ("Smith Barney") currently acts as distributor for Smith Barney Managed Municipals Fund Inc., Smith Barney New York Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Principal Return Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Income Funds, Smith Barney Equity Funds, Smith Barney Investment Funds Inc., Smith Barney

   Natural Resources     Fund Inc., Smith
Barney Telecommunications Trust, Smith Barney Arizona Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., The USA High Yield Fund N.V., Garzarelli Sector Analysis Portfolio N.V., Smith Barney Fundamental Value Fund Inc., Smith Barney Series Fund, Consulting Group
Capital Markets Funds, Smith Barney    Investment     Trust, Smith
Barney Adjustable Rate Government Income Fund, Smith Barney Florida Municipals Fund, Smith Barney Oregon Municipals Fund, Smith Barney Funds, Inc., Smith Barney Muni Funds, Smith Barney World Funds, Inc., Smith Barney Money Funds, Inc., Smith Barney Tax Free Money Fund, Inc., Smith Barney Variable Account Funds, Smith Barney U.S. Dollar Reserve Fund (Cayman), Worldwide Special Fund, N.V., Worldwide Securities Limited, (Bermuda), Smith Barney International Fund (Luxembourg) and various series of unit investment trusts.

Smith Barney is a wholly owned subsidiary of Holdings. On June 1, 1994, Smith Barney changed its name from Smith Barney Shearson Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

Item 30	.	Location of Accounts and Records

		(1)	Smith Barney Inc.
			388 Greenwich Street
			New York, New York  10013

		(2)	Smith Barney Equity Funds
			388 Greenwich Street
			New York, New York  10013

		(3)	Smith Barney Mutual Funds Management Inc.
			388 Greenwich Street
			New York, New York  10013

		(4)	Smith Barney Strategy Advisers Inc.
			388 Greenwich Street
			New York, New York  10013

		(5)	PNC Bank, National Association
			17th and Chestnut Streets
			Philadelphia, PA  19103

		(6)	First Data Investor Services Group
			One Exchange Place
			Boston, Massachusetts  02109



Item 31	Management Services

		Not Applicable.


Item 32	Undertakings

	(a)	The Registrant hereby undertakes to call a meeting of its
shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the 1940 Act relating to communications with the shareholders of certain common-law trusts.



	SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the
Registrant, SMITH BARNEY EQUITY FUNDS, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York,
State of New York on the    27th day of December, 1996.

							SMITH BARNEY EQUITY FUNDS

							By: /s/ Heath B. McLendon
							           Heath B. McLendon,
							           Chairman of the
Board and
							            Chief Executive
Officer

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature				Title				Date

/s/ Heath B. McLendon			Chairman of the Board
	12/27/96
Heath B. McLendon			(Chief Executive Officer)


/s/ Lewis E. Daidone			Senior Vice President and
	12/27/96
Lewis E. Daidone			Treasurer (Chief Financial
					and Accounting Officer)


/s/ Lee Abraham*			Trustee				12/27/96
Lee Abraham


/s/ Antoinette C. Bentley*			Trustee
	12/27/96
Antoinette C. Bentley


/s/ Allan J. Bloostein*			Trustee
	12/27/96
Allan J. Bloostein


/s/ Madelon Devoe-Talley*		Trustee
	12/27/96
Madelon Devoe-Talley


/s/ Richard E. Hanson*			Trustee
	12/27/96
Richard E. Hanson

* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated October 27, 1992.


/s/ Heath B. McLendon							12/27/96
Heath B. McLendon
g:\funds\slep\1996\secdocs\equitpea.#36


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